UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Bond Fund of AmericaSM

[photo of the underside of a highway overpass]
Semi-annual report for the six months ended June 30, 2011

The Bond Fund of America seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2011:

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	0.87%	3.10%	4.47%

The total annual fund operating expense ratio was 0.59% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 31 for details.

Results for other share classes can be found on page 36.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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Buoyed by a second-quarter rally in the bond market, The Bond Fund of America produced a total return of 2.8% for the first half of the fiscal year ended June 30.

The fund’s results surpassed that of its benchmark, the unmanaged Barclays Capital U.S. Aggregate Index, which returned 2.7% for the period. The fund’s peer group, the Lipper Corporate Debt A-Rated Bond Funds Average, gained 2.9%.

A significant portion of the fund’s total return came from dividend reinvestment. For the six-month period, the fund paid monthly dividends totaling roughly 20 cents a share. This amounted to an income return of 1.7% (3.4% if annualized) for the fund’s investors, whether they reinvested dividends or took income in cash. The fund’s gain in share price also added to the fund’s favorable results.

Bond market overview

The first half of 2011 encapsulated two very different market environments. In the first quarter, Treasuries remained flat as investors embraced equities and generally took on more risk. Yet by April, Treasury prices began to rally in the face of weaker-than-expected economic news, which brought investors back to fixed-income investments.

[Begin Sidebar]
Results at a glance
For periods ended June 30, 2011, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since
				5/28/74)
The Bond Fund of America
(Class A shares)	4.76%	3.90%	4.87%	8.39%

Barclays Capital U.S. Aggregate
Index1	3.90	6.52	5.74	8.34

Lipper Corporate Debt A-Rated
Bond Funds Average2	5.09	5.69	5.21	8.31

1 The unmanaged Barclays Capital U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used. Results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

2 Source: Lipper. Results of the Lipper average do not reflect the effect of sales charges, account fees or taxes.
[End Sidebar]

Through the first quarter, lower quality bonds saw the most gains, particularly among high-yield issues. With interest rates still at historically low levels, issuance across most bond market sectors was robust. By the mid-point of the second quarter, bond prices improved, led by Treasuries, which along with other U.S. government debt constituted 23% of the fund’s total portfolio as of June 30, 2011. The gains from the first quarter were sustained through the six-month period as well.

Corporate bonds, which accounted for roughly 30% of the portfolio at the end of the period, saw steady returns through the period, with lower quality bonds predominating early on, and higher quality issues gaining favor as the six-month period ended. Overall, lower quality corporate bonds saw the best results during the period.

Mortgage-backed securities, which made up about 35% of the fund as of June 30, saw strong returns. Despite low interest rates, the prepayment risk inherent in mortgage securities is currently low, as many homeowners are finding it difficult to refinance. Commercial mortgage-backed securities were among the best returning asset classes during the first six months of 2011.

Inside the portfolio

During the period, The Bond Fund of America’s portfolio counselors focused on generating income for investors, with an eye toward preserving capital should economic conditions improve.

To that end, the fund reduced its exposure to U.S. Treasuries, from 27% at the start of the period to 20% as of June 30, 2011. In turn, the fund’s exposure to mortgages and agencies increased, to 35% and 3% respectively. Many of these mortgage and agency securities are backed, explicitly or implicitly, by the full faith and credit of the U.S. government, and provide a better yield than Treasuries.

The fund’s overall exposure to investment-grade (BBB and above) corporate debt remained roughly unchanged during the period, with corporates making up 30% of the portfolio. However, the quality of the fund’s corporate bonds increased slightly — the percentage of BBB-rated issues fell from 14% to 13% of the portfolio.

Yet during the quarter, it was the fund’s holdings in high-yield bonds — making up 6.2% of the portfolio — that saw the best returns during the period, as our intensive research continued to identify attractive securities in that market.

Changes to other classes of holdings were relatively minor. A summary of the fund’s portfolio as of June 30, 2011, can be found beginning on page 4.

Looking ahead

In early August, the White House and Congress agreed to raise the nation’s debt ceiling while implementing a number of budget cuts, averting a crisis that was most of the summer in the making. Shortly thereafter, Standard & Poor’s reduced the nation’s credit rating from AAA to AA+. The other two national rating agencies, Fitch and Moody’s, reaffirmed the nation’s AAA rating. The S&P downgrade reflects serious issues in the United States with regard to high debt levels and an inability within the political system to make tough decisions. We are hopeful that the debt-ceiling agreement now in place will result in meaningful decisions about the nation’s debt and budget in the future. Despite the downgrade, we feel there is only a very remote possibility that the United States will ever miss a payment on its debt.

There are other issues facing the bond markets as well, such as weaker domestic economic growth and a deepening debt crisis in Europe. All of our portfolio counselors and investment analysts are working hard to assess the impact of these events on The Bond Fund of America, today and in the future.

An update on your dividends

We would like to note a slight change in the way your fund now pays dividends. Beginning with the April dividend payment, The Bond Fund of America began paying monthly dividends based on current earnings rather than a fixed monthly amount per share. As a result, monthly dividends will vary from month to month. This policy change, which applies to all share classes, simply aligns the fund with current industry practices.

We thank you for the opportunity to discuss the fund’s results, and look forward to reporting to you again at the end of this year.

Cordially,
/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet

John H. Smet
President

August 11, 2011

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2011, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.64%. The fund’s distribution rate for Class A shares as of that date was 3.33%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Summary investment portfolio
June 30, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Portfolio by type of security	(percent of net assets)
Mortgage-backed obligations	34.65%
Corporate bonds & notes	29.58
Bonds & notes of U.S. government & government agencies	23.18
Bonds & notes of governments & government agencies outside the U.S.	6.20
Other bonds & notes	1.44
Other securities	0.32
Short-term securities & other assets less liabilities	4.63
[end pie chart]

Portfolio quality summary	(percent of net assets)*
U.S. government obligations†	22.0%
Federal agencies	30.1
Aaa/AAA	6.6
Aa/AA	6.3
A	10.7
Baa/BBB	12.9
Ba/BB	2.1
B	2.4
Caa/CCC or less	1.7
Unrated	0.6
Short-term securities & other assets less liabilities	4.6

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with fund's investment policies. Securities in the "unrated" category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund's investment policites.

†These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 95.05%	(000)	(000)	assets

Mortgage-backed obligations - 34.65%
Federal agency mortgage-backed obligations (1) - 29.18%
Fannie Mae:
3.50% 2025	$89,095	$90,882
4.50% 2026	123,315	130,752
6.00% 2038	82,712	91,015
6.50% 2038	115,248	130,598
4.00% 2040	175,614	175,917
4.50% 2040	87,395	90,575
4.00% 2041	172,637	173,097
4.00% 2041	163,250	163,301
4.00% 2041	112,766	112,961
4.50% 2041	201,680	208,707
4.50% 2041	159,675	165,499
4.50% 2041	119,000	123,340
5.00% 2041	693,975	737,457
5.50% 2041	328,107	354,817
6.00% 2041	139,426	153,173
0%-11.614% 2012-2047 (2)	5,069,984	5,261,116	24.60%
Freddie Mac:
4.50% 2041	84,687	87,889
0%-7.50% 2017-2047 (2)	930,293	999,128	3.28
Government National Mortgage Assn.:
4.00% 2040	125,230	127,859
0%-10.00% 2021-2041	254,949	264,578	1.18
Other securities		38,821	.12
		9,681,482	29.18

Other mortgage-backed securities - 5.47%
Other securities		1,818,151	5.47

Total mortgage-backed obligations		11,499,633	34.65

Corporate bonds & notes - 29.58%
Financials - 10.02%
JPMorgan Chase & Co. 2.05%-4.625% 2014-2021	215,862	216,917	.66
Citigroup Inc. 1.111%-8.50% 2013-2020 (2)	169,460	178,367	.54
Other securities		2,923,076	8.82
		3,318,360	10.02

Consumer discretionary - 3.36%
Other securities		1,115,701	3.36

Energy - 2.81%
Other securities		931,054	2.81

Industrials - 2.67%
Other securities		884,642	2.67

Health care - 2.50%
Other securities		830,227	2.50

Utilities - 2.44%
Other securities		811,108	2.44

Telecommunication services - 2.31%
Other securities		767,375	2.31

Consumer staples - 1.52%
Coca-Cola Co. 1.50%-3.15% 2015-2020	35,945	35,065	.10
Other securities		470,002	1.42
		505,067	1.52
Information technology - 1.00%
Other securities		332,027	1.00

Materials - 0.95%
Other securities		313,752	.95

Total corporate bonds & notes		9,809,313	29.58

Bonds & notes of U.S. government & government agencies - 23.18%
U.S. Treasury:
1.125% 2011	100,000	100,467
1.00% 2012	155,250	156,290
4.875% 2012	161,775	166,552
1.125% 2013 (3)	135,410	137,172
1.375% 2013	128,900	130,962
4.25% 2013	134,112	144,777
1.25% 2014	185,108	187,842
1.875% 2014	157,360	162,277
2.00% 2016	271,740	277,058
2.125% 2016	87,000	89,073
2.375% 2016	150,000	155,210
7.50% 2016	115,500	149,059
4.625% 2017	128,000	146,054
3.75% 2018	102,600	111,165
3.50% 2020	98,700	103,053
8.00% 2021	75,840	108,066
7.125% 2023	103,050	139,729
6.875% 2025	122,850	165,356
4.50% 2036	220,457	228,056
4.25% 2039	162,305	159,273
4.375% 2039	153,700	153,786
3.875% 2040	172,750	158,179
4.625% 2040	483,790	504,395
0.375%-9.875% 2011-2041 (4)	2,545,664	2,734,187	19.79
Fannie Mae 0.625%-5.375% 2012-2016	247,270	252,424	.76
Freddie Mac 1.125%-5.50% 2011-2016	211,680	220,133	.66
Federal Home Loan Bank 1.75%-4.50% 2012-2013	180,500	188,687	.57
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.247%-2.25% 2012-2012 (2)	117,070	118,369	.36
Other securities		343,760	1.04
		7,691,411	23.18

Bonds & notes of governments & government agencies outside the U.S. - 6.20%
Other securities		2,057,640	6.20

Asset-backed obligations - 1.04%
Other securities		343,882	1.04

Municipals - 0.40%
Other securities		132,988	.40

Total bonds & notes (cost: $30,408,743,000)		31,534,867	95.05

			Percent
		Value	of net
Convertible securities - 0.05%		(000)	assets

Information technology - 0.05%
Other securities		15,251	.05

Total convertible securities (cost: $12,011,000)		15,251	.05

			Percent
		Value	of net
Preferred securities - 0.25%		(000)	assets

Other - 0.25%
Other securities		83,332	.25

Total preferred securities (cost: $71,404,000)		83,332	.25

			Percent
		Value	of net
Common stocks - 0.02%		(000)	assets

Other - 0.02%
Other securities		8,153	.02

Total common stocks (cost: $8,663,000)		8,153	.02

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Telecommunication services - 0.00%
Other securities		622	.00

Total warrants (cost: $11,276,000)		622	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 11.48%	(000)	(000)	assets

Freddie Mac 0.08%-0.20% due 7/27/2011-4/17/2012	$1,042,306	$1,041,483	3.14
Fannie Mae 0.12%-0.23% due 8/22/2011-6/1/2012	782,520	782,058	2.36
Coca-Cola Co. 0.13%-0.24% due 7/1-11/3/2011 (5)	473,150	473,051	1.43
CAFCO, LLC 0.12%-0.20% due 7/5-9/28/2011	159,600	159,574
Ciesco LLC 0.18%-0.20% due 8/25-9/15/2011	81,800	81,782	.73
Procter & Gamble International Funding S.C.A. 0.08% due 7/15/2011 (5)	219,000	218,993	.66
Falcon Asset Securitization Co., LLC 0.09%-0.13% due 7/7-7/18/2011 (5)	107,600	107,593
Jupiter Securitization Co., LLC 0.19%-0.28% due 7/5-8/1/2011 (5)	68,500	68,496	.53
Wal-Mart Stores, Inc. 0.07%-0.08% due 7/26-8/9/2011 (5)	163,000	162,989	.49
Federal Home Loan Bank 0.13%-0.21% due 7/8/2011-2/23/2012	162,850	162,737	.49
Straight-A Funding LLC 0.16%-0.23% due 7/1-9/8/2011 (5)	136,827	136,802	.41
Federal Farm Credit Banks 0.18% due 4/18/2012	100,000	99,841	.30
U.S. Treasury Bills 0.151%-0.291% due 7/14/2011-2/9/2012	76,925	76,900	.23
Other securities		235,763	.71

Total short-term securities (cost: $3,807,856,000)		3,808,062	11.48

Total investment securities (cost: $34,319,953,000)		35,450,287	106.85
Other assets less liabilities		(2,271,406)	(6.85)

Net assets		$33,178,881	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $68,532,000, which represented .21% of the net assets of the fund. Some of these securities (with an aggregate value of $15,169,000, which represented .05% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $3,324,000, which represented .01% of the net assets of the fund.

(4) Index-linked bond whose principal amount moves with a government price index.
(5) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,920,004,000, which represented 14.83% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $34,319,953)		$35,450,287
Cash		77
Unrealized appreciation on open forward currency contracts		296
Receivables for:
Sales of investments	$944,611
Sales of fund's shares	32,926
Closed forward currency contracts	634
Interest	280,384	1,258,555
		36,709,215
Liabilities:
Unrealized depreciation on open forward currency contracts		5,231
Payables for:
Purchases of investments	3,394,228
Repurchases of fund's shares	90,406
Dividends on fund's shares	17,027
Closed forward currency contracts	2,308
Investment advisory services	5,864
Services provided by related parties	14,241
Trustees' deferred compensation	527
Other	502	3,525,103
Net assets at June 30, 2011		$33,178,881

Net assets consist of:
Capital paid in on shares of beneficial interest		$35,597,051
Undistributed net investment income		23,972
Accumulated net realized loss		(3,568,015)
Net unrealized appreciation		1,125,873
Net assets at June 30, 2011		$33,178,881

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (2,693,042 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$23,363,373	1,896,343	$12.32
Class B	703,318	57,086	12.32
Class C	2,545,509	206,612	12.32
Class F-1	1,650,051	133,930	12.32
Class F-2	331,745	26,927	12.32
Class 529-A	921,753	74,816	12.32
Class 529-B	61,225	4,970	12.32
Class 529-C	428,922	34,814	12.32
Class 529-E	49,355	4,006	12.32
Class 529-F-1	55,831	4,532	12.32
Class R-1	93,184	7,564	12.32
Class R-2	787,074	63,885	12.32
Class R-3	977,039	79,304	12.32
Class R-4	710,495	57,669	12.32
Class R-5	266,633	21,642	12.32
Class R-6	233,374	18,942	12.32

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2011	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $206)		$688,884

Fees and expenses*:
Investment advisory services	$36,181
Distribution services	58,291
Transfer agent services	16,958
Administrative services	9,281
Reports to shareholders	765
Registration statement and prospectus	384
Trustees' compensation	220
Auditing and legal	88
Custodian	380
State and local taxes	266
Other	873	123,687
Net investment income		565,197

Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	298,970
Forward currency contracts	(37,113)
Currency transactions	2,110	263,967
Net unrealized appreciation (depreciation) on:
Investments	75,947
Forward currency contracts	(5,076)
Currency translations	209	71,080
Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency		335,047
Net increase in net assets resulting
from operations		$900,244

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months	Year ended
	ended June 30,	December 31,
	2011*	2010
Operations:
Net investment income	$565,197	$1,372,476
Net realized gain on investments, forward currency contracts and currency transactions	263,967	677,271
Net unrealized appreciation on investments, forward currency contracts and currency translations	71,080	709,970
Net increase in net assets resulting from operations	900,244	2,759,717

Dividends paid or accrued to shareholders from net investment income	(553,389)	(1,450,072)

Net capital share transactions	(3,788,714)	(4,283,059)

Total decrease in net assets	(3,441,859)	(2,973,414)

Net assets:
Beginning of period	36,620,740	39,594,154
End of period (including undistributed
net investment income: $23,972 and $12,164, respectively)	$33,178,881	$36,620,740

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                           unaudited

1.	Organization

The Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations. Effective March 1, 2011, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described on the previous page for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Mortgage-backed obligations	$-	$11,454,581	$45,052	$11,499,633
Corporate bonds & notes	-	9,797,660	11,653	9,809,313
Bonds & notes of U.S. government & government agencies	-	7,691,411	-	7,691,411
Bonds & notes of governments & government agencies outside the U.S.	-	2,057,640	-	2,057,640
Asset-backed obligations	-	343,882	-	343,882
Municipals	-	132,988	-	132,988
Convertible securities	-	15,251	-	15,251
Preferred securities	83,332	-	-	83,332
Common stocks	804	-	7,349	8,153
Warrants	-	622	-	622
Short-term securities	-	3,808,062	-	3,808,062
Total	$84,136	$35,302,097	$64,054	$35,450,287

Forward currency contracts(1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$296	$-	$296
Unrealized depreciation on open forward currency contracts	-	(5,231)	-	(5,231)
Total	$-	$(4,935)	$-	$(4,935)

(1)Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended June 30, 2011 (dollars in thousands):

	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Net realized loss(3)	Unrealized appreciation(3)	Transfers out of Level 3(2)	Ending value at 6/30/2011
Investment securities	$74,518	$42,575	$5,494	$(57,222)	$(3,857)	$2,738	$(192)	$64,054

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)(3):						$620

(2)Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3)Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government sponsored entities and federal agencies and instrumentalities are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities and tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation – Interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$25,126
Capital loss carryforwards*:
Expiring 2014	$(265)
Expiring 2015	(218)
Expiring 2016	(841,762)
Expiring 2017	(2,938,200)	(3,780,445)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,253,207
Gross unrealized depreciation on investment securities	(177,507)
Net unrealized appreciation on investment securities	1,075,700
Cost of investment securities	34,374,587

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2011	Year ended December 31, 2010
Class A	$404,062	$1,039,685
Class B	9,992	32,389
Class C	33,761	95,182
Class F-1	28,580	83,521
Class F-2	6,460	21,639
Class 529-A	14,703	31,721
Class 529-B	800	2,435
Class 529-C	5,191	12,078
Class 529-E	720	1,574
Class 529-F-1	948	2,000
Class R-1	1,221	3,106
Class R-2	10,052	25,249
Class R-3	14,926	38,239
Class R-4	12,142	30,505
Class R-5	5,517	18,226
Class R-6	4,314	12,523
Total	$553,389	$1,450,072

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2011, the investment advisory services fee was $36,181,000, which was equivalent to an annualized rate of 0.212% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$28,530	$16,423	Not applicable	Not applicable	Not applicable
Class B	3,896	535	Not applicable	Not applicable	Not applicable
Class C	13,352	Included in administrative services	$1,987	$374	Not applicable
Class F-1	2,133		1,286	83	Not applicable
Class F-2	Not applicable		239	14	Not applicable
Class 529-A	1,001		459	97	$446
Class 529-B	325		34	13	33
Class 529-C	2,095		215	63	210
Class 529-E	120		23	5	24
Class 529-F-1	-		28	6	27
Class R-1	479		61	17	Not applicable
Class R-2	2,985		582	1,124	Not applicable
Class R-3	2,467		715	361	Not applicable
Class R-4	908		529	14	Not applicable
Class R-5	Not applicable		149	4	Not applicable
Class R-6	Not applicable		58	1	Not applicable
Total	$58,291	$16,958	$6,365	$2,176	$740

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $220,000, shown on the accompanying financial statements, includes $158,000 in current fees (either paid in cash or deferred) and a net increase of $62,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2011
Class A	$1,359,906	111,014	$367,052	29,919	$(4,235,131)	(346,371)	$(2,508,173)	(205,438)
Class B	13,811	1,127	9,943	810	(219,175)	(17,927)	(195,421)	(15,990)
Class C	139,125	11,356	30,004	2,445	(581,980)	(47,611)	(412,851)	(33,810)
Class F-1	219,466	17,932	26,244	2,139	(478,914)	(39,174)	(233,204)	(19,103)
Class F-2	61,376	5,011	4,812	392	(139,769)	(11,419)	(73,581)	(6,016)
Class 529-A	84,342	6,885	14,169	1,155	(84,171)	(6,883)	14,340	1,157
Class 529-B	2,301	188	769	63	(15,136)	(1,239)	(12,066)	(988)
Class 529-C	38,964	3,182	5,006	408	(47,038)	(3,849)	(3,068)	(259)
Class 529-E	4,561	372	694	57	(4,919)	(402)	336	27
Class 529-F-1	7,571	618	911	74	(7,062)	(577)	1,420	115
Class R-1	9,176	749	1,172	96	(17,480)	(1,426)	(7,132)	(581)
Class R-2	109,355	8,928	9,630	785	(171,929)	(14,055)	(52,944)	(4,342)
Class R-3	139,151	11,362	14,321	1,167	(239,912)	(19,615)	(86,440)	(7,086)
Class R-4	119,354	9,753	11,662	951	(196,274)	(16,035)	(65,258)	(5,331)
Class R-5	49,629	4,055	5,183	423	(160,184)	(13,140)	(105,372)	(8,662)
Class R-6	32,955	2,695	4,163	339	(86,418)	(7,073)	(49,300)	(4,039)
Total net increase
(decrease)	$2,391,043	195,227	$505,735	41,223	$(6,685,492)	(546,796)	$(3,788,714)	(310,346)

Year ended December 31, 2010
Class A	$4,624,435	380,821	$964,456	79,244	$(8,217,301)	(675,397)	$(2,628,410)	(215,332)
Class B	89,940	7,395	30,081	2,474	(478,979)	(39,446)	(358,958)	(29,577)
Class C	560,234	46,123	85,538	7,029	(1,008,776)	(82,905)	(363,004)	(29,753)
Class F-1	598,525	49,211	77,018	6,331	(1,217,084)	(99,820)	(541,541)	(44,278)
Class F-2	178,617	14,696	16,299	1,342	(550,601)	(45,543)	(355,685)	(29,505)
Class 529-A	213,708	17,574	31,601	2,595	(131,217)	(10,771)	114,092	9,398
Class 529-B	9,746	802	2,412	198	(28,978)	(2,378)	(16,820)	(1,378)
Class 529-C	112,286	9,237	12,025	987	(78,819)	(6,469)	45,492	3,755
Class 529-E	12,886	1,059	1,567	129	(7,601)	(625)	6,852	563
Class 529-F-1	17,020	1,400	1,989	163	(11,236)	(923)	7,773	640
Class R-1	31,352	2,580	3,071	252	(41,182)	(3,393)	(6,759)	(561)
Class R-2	290,256	23,876	25,004	2,054	(304,919)	(25,034)	10,341	896
Class R-3	357,644	29,422	37,864	3,111	(469,110)	(38,562)	(73,602)	(6,029)
Class R-4	304,919	25,093	30,205	2,481	(380,651)	(31,331)	(45,527)	(3,757)
Class R-5	171,239	14,109	18,013	1,480	(286,498)	(23,505)	(97,246)	(7,916)
Class R-6	105,738	8,701	12,522	1,028	(98,317)	(8,078)	19,943	1,651
Total net increase
(decrease)	$7,678,545	632,099	$1,349,665	110,898	$(13,311,269)	(1,094,180)	$(4,283,059)	(351,183)

*Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,097,939,000 and $14,213,264,000, respectively, during the six months ended June 30, 2011.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of June 30, 2011, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
	Settlement		Contract amount		Unrealized (depreciation) appreciation at 6/30/2011
	date	Counterparty	Receive	Deliver

Sales:
Australian dollars	8/10/2011	UBS AG	$11,586	$ A10,920	$(63)
Brazilian reais	7/15/2011	JPMorgan Chase	$37,505	BRL60,000	(805)
British pounds	8/16/2011	UBS AG	$18,445	£11,330	272
Danish kroner	7/28/2011	Citibank	$18,903	DKr99,500	(429)
Danish kroner	8/10/2011	UBS AG	$49,272	DKr256,085	(466)
Euros	7/8/2011	JPMorgan Chase	$1,459	€1,000	9
Euros	7/12/2011	Barclays Bank PLC	$40,651	€28,230	(274)
Euros	7/12/2011	HSBC Bank	$7,232	€4,960	(62)
Euros	7/14/2011	Barclays Bank PLC	$2,738	€1,895	(9)
Euros	7/15/2011	Bank of New York Mellon	$2,162	€1,500	(13)
Euros	7/27/2011	Barclays Bank PLC	$5,471	€3,850	(108)
Euros	7/29/2011	Bank of New York Mellon	$2,980	€2,100	(63)
Euros	8/11/2011	Barclays Bank PLC	$3,146	€2,200	(41)
Euros	8/24/2011	UBS AG	$163	€115	(3)
Euros	8/25/2011	HSBC Bank	$350	€250	(11)
Euros	9/15/2011	UBS AG	$23,152	€16,120	(172)
Euros	9/16/2011	UBS AG	$5,234	€3,625	(10)
Euros	9/26/2011	UBS AG	$35,156	€24,480	(254)
Euros	9/28/2011	UBS AG	$38,613	€27,250	(801)
Malaysian ringgits	7/29/2011	JPMorgan Chase	$21,175	MYR65,000	(303)
Polish zloty	9/15/2011	UBS AG	$4,175	PLN11,500	15
South Korean won	7/29/2011	JPMorgan Chase	$75,773	KRW82,486,000	(1,344)

					$(4,935)

Financial highlights(1)

			Income (loss) from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 6/30/2011(5)	$12.19	$.20	$.13	$.33	$(.20)	$12.32	2.76%	$23,363	.61	%(6)	.61	%(6)	3.43	%(6)
	Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.30	25,627	.59		.59		3.61
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	27,349	.65		.65		4.74
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987	.65		.63		5.76
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898	.63		.61		5.22
	Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670	.65		.62		5.07

Class B:	Six months ended 6/30/2011(5)	12.19	.16	.13	.29	(.16)	12.32	2.36	703	1.37	(6)	1.37	(6)	2.67	(6)
	Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.50	891	1.35		1.35		2.88
	Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40		1.40		4.05
	Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40		1.37		5.02
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38		1.35		4.48
	Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40		1.37		4.33

Class C:	Six months ended 6/30/2011(5)	12.19	.15	.13	.28	(.15)	12.32	2.34	2,546	1.41	(6)	1.41	(6)	2.63	(6)
	Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.45	2,931	1.39		1.39		2.81
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44		1.44		3.91
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44		1.41		4.98
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42		1.40		4.43
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45		1.42		4.27

Class F-1:	Six months ended 6/30/2011(5)	12.19	.20	.13	.33	(.20)	12.32	2.75	1,650	.63	(6)	.63	(6)	3.40	(6)
	Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	1,866	.62		.62		3.59
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329	.65		.65		4.80
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653	.64		.62		5.78
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62		.60		5.22
	Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611	.63		.60		5.07

Class F-2:	Six months ended 6/30/2011(5)	12.19	.22	.13	.35	(.22)	12.32	2.89	332	.37	(6)	.37	(6)	3.67	(6)
	Year ended 12/31/2010	11.80	.47	.41	.88	(.49)	12.19	7.55	402	.36		.36		3.89
	Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737	.39		.39		4.66
	Period from 8/4/2008 to 12/31/2008	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99	.18		.17		2.69

Class 529-A:	Six months ended 6/30/2011(5)	12.19	.20	.13	.33	(.20)	12.32	2.72	922	.68	(6)	.68	(6)	3.35	(6)
	Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.24	898	.65		.65		3.53
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758	.70		.70		4.67
	Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547	.69		.67		5.74
	Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69		.67		5.17
	Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388	.68		.66		5.05

Class 529-B:	Six months ended 6/30/2011(5)	12.19	.15	.13	.28	(.15)	12.32	2.30	61	1.47	(6)	1.47	(6)	2.56	(6)
	Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.39	73	1.45		1.45		2.76
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50		1.50		3.89
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51		1.48		4.92
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50		1.47		4.36
	Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53		1.50		4.20

Class 529-C:	Six months ended 6/30/2011(5)	12.19	.15	.13	.28	(.15)	12.32	2.31	429	1.46	(6)	1.46	(6)	2.57	(6)
	Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.40	428	1.44		1.44		2.74
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49		1.49		3.87
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50		1.47		4.94
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49		1.46		4.37
	Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51		1.49		4.22

Class 529-E:	Six months ended 6/30/2011(5)	$12.19	$.18	$.13	$.31	$(.18)	$12.32	2.58%	$49	.95	%(6)	.95	%(6)	3.08	%(6)
	Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.93	49	.93		.93		3.24
	Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40	.99		.99		4.38
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29	.99		.96		5.45
	Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98		.96		4.88
	Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21	.99		.97		4.74

Class 529-F-1:	Six months ended 6/30/2011(5)	12.19	.21	.13	.34	(.21)	12.32	2.84	56	.45	(6)	.45	(6)	3.58	(6)
	Year ended 12/31/2010	11.80	.46	.41	.87	(.48)	12.19	7.47	54	.44		.44		3.74
	Year ended 12/31/2009	10.76	.55	1.03	1.58	(.54)	11.80	15.09	44	.49		.49		4.84
	Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26	.49		.46		5.96
	Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48		.46		5.38
	Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14	.49		.46		5.25

Class R-1:	Six months ended 6/30/2011(5)	12.19	.15	.13	.28	(.15)	12.32	2.35	93	1.39	(6)	1.39	(6)	2.65	(6)
	Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.47	99	1.38		1.38		2.82
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43		1.43		3.96
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44		1.42		5.01
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44		1.42		4.44
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49		1.42		4.28

Class R-2:	Six months ended 6/30/2011(5)	12.19	.15	.13	.28	(.15)	12.32	2.34	787	1.40	(6)	1.40	(6)	2.63	(6)
	Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.44	832	1.39		1.39		2.79
	Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49		1.49		3.89
	Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53		1.50		4.90
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51		1.40		4.44
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67		1.41		4.30

Class R-3:	Six months ended 6/30/2011(5)	12.19	.18	.13	.31	(.18)	12.32	2.58	977	.94	(6)	.94	(6)	3.09	(6)
	Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.94	1,053	.93		.93		3.26
	Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091	.97		.97		4.43
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939	.98		.95		5.45
	Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98		.95		4.89
	Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02		.99		4.71

Class R-4:	Six months ended 6/30/2011(5)	12.19	.20	.13	.33	(.20)	12.32	2.75	711	.62	(6)	.62	(6)	3.41	(6)
	Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	768	.62		.62		3.57
	Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788	.66		.66		4.75
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707	.67		.64		5.77
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66		.64		5.22
	Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325	.67		.65		5.06

Class R-5:	Six months ended 6/30/2011(5)	12.19	.22	.13	.35	(.22)	12.32	2.91	267	.33	(6)	.33	(6)	3.71	(6)
	Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.59	370	.32		.32		3.88
	Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451	.37		.37		5.20
	Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667	.37		.34		6.06
	Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36		.34		5.50
	Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336	.37		.35		5.36

Class R-6:	Six months ended 6/30/2011(5)	12.19	.23	.13	.36	(.23)	12.32	2.93	233	.28	(6)	.28	(6)	3.75	(6)
	Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.64	280	.27		.27		3.90
	Period from 5/1/2009 to 12/31/2009	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252	.31	(6)	.31	(6)	4.59	(6)

	Six months ended June 30,	Year ended December 31
	2011(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	61%	99%	84%	57%	58%	53%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                    unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2011, through June 30, 2011).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2011	Ending account value 6/30/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,027.62	$3.07	.61%
Class A -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B -- actual return	1,000.00	1,023.58	6.87	1.37
Class B -- assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class C -- actual return	1,000.00	1,023.36	7.07	1.41
Class C -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class F-1 -- actual return	1,000.00	1,027.45	3.17	.63
Class F-1 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 -- actual return	1,000.00	1,028.88	1.86	.37
Class F-2 -- assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-A -- actual return	1,000.00	1,027.22	3.42	.68
Class 529-A -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-B -- actual return	1,000.00	1,023.03	7.37	1.47
Class 529-B -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-C -- actual return	1,000.00	1,023.08	7.32	1.46
Class 529-C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-E -- actual return	1,000.00	1,025.81	4.77	.95
Class 529-E -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 529-F-1 -- actual return	1,000.00	1,028.39	2.26	.45
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 -- actual return	1,000.00	1,023.49	6.97	1.39
Class R-1 -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 -- actual return	1,000.00	1,023.38	7.02	1.40
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-3 -- actual return	1,000.00	1,025.82	4.72	.94
Class R-3 -- assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 -- actual return	1,000.00	1,027.50	3.12	.62
Class R-4 -- assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5 -- actual return	1,000.00	1,029.07	1.66	.33
Class R-5 -- assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 -- actual return	1,000.00	1,029.35	1.41	.28
Class R-6 -- assumed 5% return	1,000.00	1,023.41	1.40	.28

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2011:
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–1.03%	2.79%	4.24%
Not reflecting CDSC	3.97	3.13	4.24

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.93	3.08	4.02
Not reflecting CDSC	3.93	3.08	4.02

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	4.72	3.90	4.84

Class F-2 shares3 — first sold 8/4/08
Not reflecting annual asset-based fee charged
by sponsoring firm	5.00	—	4.99

Class 529-A shares4 — first sold 2/15/02
Reflecting 3.75% maximum sales charge	0.80	3.05	4.33
Not reflecting maximum sales charge	4.69	3.85	4.76

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–1.14	2.67	4.01
Not reflecting CDSC	3.86	3.01	4.01

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.87	3.02	3.92
Not reflecting CDSC	3.87	3.02	3.92

Class 529-E shares3,4 — first sold 3/7/02	4.40	3.55	4.47

Class 529-F-1 shares3,4 — first sold 9/26/02
Not reflecting annual asset-based fee charged
by sponsoring firm	4.92	4.06	5.15

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 31 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2011, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
>The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-908-0811P

Litho in USA BG/RRD/6370-S28718

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Bond Fund of AmericaSM
Investment portfolio

June 30, 2011
unaudited

Bonds & notes — 95.05%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 34.65%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 29.18%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$46,225	$48,482
Fannie Mae 4.89% 2012	25,000	25,157
Fannie Mae 3.309% 2017	4,129	4,201
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	3,427	3,722
Fannie Mae 4.00% 2019	17,640	18,614
Fannie Mae 4.50% 2019	11,960	12,788
Fannie Mae 4.50% 2019	11,282	12,063
Fannie Mae 5.50% 2019	96	104
Fannie Mae 5.50% 2020	8,386	9,088
Fannie Mae 5.50% 2020	998	1,084
Fannie Mae 11.148% 20202	88	101
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	8,000	8,282
Fannie Mae 5.00% 2023	4,805	5,172
Fannie Mae 5.50% 2023	27,444	29,775
Fannie Mae 5.50% 2023	25,103	27,242
Fannie Mae 6.00% 2023	2,733	2,989
Fannie Mae 4.00% 2024	28,478	29,743
Fannie Mae 4.50% 2024	20,552	21,844
Fannie Mae 6.00% 2024	6,952	7,682
Fannie Mae 3.00% 2025	42,444	42,232
Fannie Mae 3.00% 2025	18,744	18,651
Fannie Mae 3.00% 2025	14,389	14,317
Fannie Mae 3.00% 2025	10,579	10,526
Fannie Mae 3.50% 2025	89,095	90,882
Fannie Mae 3.50% 2025	79,961	81,565
Fannie Mae 3.50% 2025	75,248	76,757
Fannie Mae 3.50% 2025	32,308	32,956
Fannie Mae 3.50% 2025	20,426	20,835
Fannie Mae 3.50% 2025	14,246	14,531
Fannie Mae 3.50% 2025	11,428	11,657
Fannie Mae 3.50% 2025	8,689	8,864
Fannie Mae 4.00% 2025	39,599	41,346
Fannie Mae 4.00% 2025	29,365	30,661
Fannie Mae 4.50% 2025	29,171	30,986
Fannie Mae 4.50% 2025	14,262	15,150
Fannie Mae 4.50% 2025	13,770	14,627
Fannie Mae, Series 2001-4, Class GA, 9.863% 20252	268	312
Fannie Mae, Series 2001-4, Class NA, 11.614% 20252	835	936
Fannie Mae 3.00% 2026	12,282	12,221
Fannie Mae 3.00% 2026	9,714	9,661
Fannie Mae 3.00% 2026	6,732	6,705
Fannie Mae 3.00% 2026	5,000	4,969
Fannie Mae 3.00% 2026	3,782	3,763
Fannie Mae 3.00% 2026	3,643	3,628
Fannie Mae 3.234% 20262	372	390
Fannie Mae 3.50% 2026	58,459	59,650
Fannie Mae 3.50% 2026	37,696	38,464
Fannie Mae 3.50% 2026	34,936	35,637
Fannie Mae 3.50% 2026	31,252	31,888
Fannie Mae 3.50% 2026	29,750	30,299
Fannie Mae 3.50% 2026	28,935	29,505
Fannie Mae 3.50% 2026	10,779	10,998
Fannie Mae 3.50% 2026	1,953	1,992
Fannie Mae 4.00% 2026	18,000	18,754
Fannie Mae 4.50% 2026	123,315	130,752
Fannie Mae 5.00% 2026	9,000	9,657
Fannie Mae 5.50% 2026	6,000	6,503
Fannie Mae 6.00% 2026	16,821	18,588
Fannie Mae 5.50% 2027	9,545	10,383
Fannie Mae 6.00% 2028	4,227	4,658
Fannie Mae 6.00% 2028	3,542	3,899
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,493	1,184
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	501	587
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	3,364	3,793
Fannie Mae, Series 2001-20, Class E, 9.617% 20312	47	54
Fannie Mae 6.50% 2032	135	152
Fannie Mae 6.50% 2034	849	962
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	4,299	4,777
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	6,382	5,423
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	6,097	5,207
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,336	1,183
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	4,947	5,440
Fannie Mae 5.50% 2036	2,196	2,389
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	14,925	16,682
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	13,114	14,558
Fannie Mae 6.00% 2036	13,105	14,452
Fannie Mae 6.00% 2036	10,954	12,074
Fannie Mae 6.00% 2036	5,785	6,377
Fannie Mae 6.00% 2036	5,718	6,305
Fannie Mae 6.00% 2036	3,747	4,137
Fannie Mae 6.50% 2036	12,131	13,730
Fannie Mae 6.50% 2036	7,346	8,327
Fannie Mae 7.00% 2036	983	1,129
Fannie Mae 7.00% 2036	710	817
Fannie Mae 7.50% 2036	359	402
Fannie Mae 7.50% 2036	112	125
Fannie Mae 8.00% 2036	1,199	1,351
Fannie Mae 5.497% 20372	4,970	5,252
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	22,347	24,536
Fannie Mae 5.50% 2037	21,493	23,310
Fannie Mae 5.508% 20372	10,382	11,070
Fannie Mae 5.61% 20372	16,850	17,916
Fannie Mae 5.701% 20372	7,449	7,943
Fannie Mae 5.765% 20372	9,333	10,065
Fannie Mae 5.772% 20372	5,530	5,872
Fannie Mae 6.00% 2037	64,707	71,202
Fannie Mae 6.00% 2037	37,503	41,242
Fannie Mae 6.00% 2037	25,605	28,158
Fannie Mae 6.00% 2037	17,365	19,108
Fannie Mae 6.00% 2037	12,439	13,687
Fannie Mae 6.00% 2037	11,018	12,111
Fannie Mae 6.00% 2037	8,523	9,378
Fannie Mae 6.00% 2037	6,246	6,873
Fannie Mae 6.00% 2037	6,265	6,831
Fannie Mae 6.00% 2037	5,557	6,110
Fannie Mae 6.00% 2037	3,104	3,384
Fannie Mae 6.00% 2037	2,312	2,548
Fannie Mae 6.00% 2037	1,840	2,029
Fannie Mae 6.00% 2037	1,468	1,615
Fannie Mae 6.00% 2037	1,464	1,611
Fannie Mae 6.00% 2037	1,462	1,609
Fannie Mae 6.00% 2037	1,344	1,482
Fannie Mae 6.00% 2037	86	94
Fannie Mae 6.50% 2037	14,495	16,387
Fannie Mae 6.50% 2037	12,082	13,659
Fannie Mae 6.50% 2037	8,886	9,995
Fannie Mae 6.50% 2037	7,402	8,276
Fannie Mae 6.50% 2037	1,290	1,458
Fannie Mae 7.00% 2037	4,210	4,689
Fannie Mae 7.00% 2037	3,705	4,126
Fannie Mae 7.00% 2037	1,030	1,183
Fannie Mae 7.00% 2037	685	786
Fannie Mae 7.00% 2037	536	608
Fannie Mae 7.00% 2037	250	284
Fannie Mae 7.50% 2037	709	793
Fannie Mae 7.50% 2037	624	698
Fannie Mae 7.50% 2037	587	657
Fannie Mae 7.50% 2037	581	650
Fannie Mae 7.50% 2037	581	650
Fannie Mae 7.50% 2037	567	633
Fannie Mae 7.50% 2037	563	630
Fannie Mae 7.50% 2037	550	614
Fannie Mae 7.50% 2037	457	511
Fannie Mae 7.50% 2037	426	476
Fannie Mae 7.50% 2037	255	285
Fannie Mae 7.50% 2037	234	262
Fannie Mae 7.50% 2037	192	219
Fannie Mae 7.50% 2037	170	190
Fannie Mae 7.50% 2037	129	149
Fannie Mae 7.50% 2037	108	121
Fannie Mae 7.50% 2037	91	102
Fannie Mae 7.50% 2037	68	76
Fannie Mae 8.00% 2037	483	545
Fannie Mae 8.00% 2037	339	391
Fannie Mae 8.00% 2037	101	114
Fannie Mae 4.935% 20382	10,071	10,540
Fannie Mae 5.354% 20382	5,012	5,325
Fannie Mae 5.48% 20382	1,205	1,295
Fannie Mae 5.50% 2038	25,436	27,525
Fannie Mae 5.50% 2038	8,477	9,176
Fannie Mae 5.50% 2038	236	256
Fannie Mae 5.626% 20382	9,836	10,529
Fannie Mae 6.00% 2038	82,712	91,015
Fannie Mae 6.00% 2038	25,612	28,183
Fannie Mae 6.00% 2038	18,069	19,866
Fannie Mae 6.00% 2038	17,797	19,571
Fannie Mae 6.00% 2038	13,481	14,812
Fannie Mae 6.00% 2038	10,060	11,070
Fannie Mae 6.00% 2038	7,827	8,606
Fannie Mae 6.00% 2038	7,184	7,894
Fannie Mae 6.00% 2038	6,818	7,502
Fannie Mae 6.00% 2038	6,369	7,001
Fannie Mae 6.00% 2038	5,495	6,041
Fannie Mae 6.00% 2038	4,629	5,094
Fannie Mae 6.00% 2038	4,064	4,472
Fannie Mae 6.00% 2038	4,035	4,440
Fannie Mae 6.00% 2038	3,027	3,328
Fannie Mae 6.50% 2038	115,248	130,598
Fannie Mae 6.50% 2038	27,353	30,996
Fannie Mae 3.553% 20392	19,426	20,360
Fannie Mae 3.601% 20392	27,225	28,585
Fannie Mae 3.61% 20392	6,661	6,948
Fannie Mae 3.676% 20392	995	1,044
Fannie Mae 3.757% 20392	24,603	25,778
Fannie Mae 3.759% 20392	4,892	5,147
Fannie Mae 3.817% 20392	7,771	8,139
Fannie Mae 3.827% 20392	2,092	2,204
Fannie Mae 3.847% 20392	2,577	2,717
Fannie Mae 3.903% 20392	2,887	3,030
Fannie Mae 3.942% 20392	11,609	12,240
Fannie Mae 3.959% 20392	2,280	2,403
Fannie Mae 5.00% 2039	34,117	36,473
Fannie Mae 5.00% 2039	11,385	12,118
Fannie Mae 5.106% 20392	12,810	13,571
Fannie Mae 5.50% 2039	27,111	29,349
Fannie Mae 5.50% 2039	22,003	23,820
Fannie Mae 5.50% 2039	4,139	4,481
Fannie Mae 6.00% 2039	11,604	12,769
Fannie Mae 6.00% 2039	10,925	12,014
Fannie Mae 6.00% 2039	5,896	6,500
Fannie Mae 6.00% 2039	5,300	5,828
Fannie Mae 6.00% 2039	5,189	5,697
Fannie Mae 6.00% 2039	573	630
Fannie Mae 3.204% 20402	45,189	46,917
Fannie Mae 3.50% 2040	54,255	51,967
Fannie Mae 3.50% 2040	32,334	30,970
Fannie Mae 3.50% 2040	24,639	23,600
Fannie Mae 3.50% 2040	9,833	9,419
Fannie Mae 3.629% 20402	11,607	12,142
Fannie Mae 4.00% 2040	175,614	175,917
Fannie Mae 4.00% 2040	44,652	44,729
Fannie Mae 4.00% 2040	34,317	34,376
Fannie Mae 4.00% 2040	33,808	33,925
Fannie Mae 4.00% 2040	32,438	32,494
Fannie Mae 4.00% 2040	29,541	29,592
Fannie Mae 4.00% 2040	29,112	29,162
Fannie Mae 4.00% 2040	28,583	28,633
Fannie Mae 4.00% 2040	26,813	26,860
Fannie Mae 4.00% 2040	25,227	25,267
Fannie Mae 4.00% 2040	22,800	22,840
Fannie Mae 4.00% 2040	21,701	21,759
Fannie Mae 4.00% 2040	19,762	19,796
Fannie Mae 4.00% 2040	16,886	16,915
Fannie Mae 4.00% 2040	8,887	8,903
Fannie Mae 4.00% 2040	5,939	5,950
Fannie Mae 4.00% 2040	3,208	3,217
Fannie Mae 4.50% 2040	87,395	90,575
Fannie Mae 4.50% 2040	58,818	60,959
Fannie Mae 4.50% 2040	44,624	46,248
Fannie Mae 4.50% 2040	11,752	12,180
Fannie Mae 4.50% 2040	11,366	11,779
Fannie Mae 4.50% 2040	11,251	11,661
Fannie Mae 4.50% 2040	10,542	10,926
Fannie Mae 4.50% 2040	7,862	8,149
Fannie Mae 4.50% 2040	6,061	6,294
Fannie Mae 4.50% 2040	1,801	1,871
Fannie Mae 4.50% 2040	1,678	1,743
Fannie Mae 4.50% 2040	1,457	1,513
Fannie Mae 4.50% 2040	528	548
Fannie Mae 4.50% 2040	508	527
Fannie Mae 4.50% 2040	159	165
Fannie Mae 4.50% 2040	109	113
Fannie Mae 5.00% 2040	57,775	61,512
Fannie Mae 5.00% 2040	48,243	51,364
Fannie Mae 5.00% 2040	24,408	26,115
Fannie Mae 5.00% 2040	21,576	22,972
Fannie Mae 5.00% 2040	14,216	15,136
Fannie Mae 5.50% 2040	52,078	56,354
Fannie Mae 5.50% 2040	19,562	21,177
Fannie Mae 5.50% 2040	2,349	2,543
Fannie Mae 3.50% 2041	40,393	38,690
Fannie Mae 4.00% 2041	172,637	173,097
Fannie Mae 4.00% 2041	163,250	163,301
Fannie Mae 4.00% 2041	112,766	112,961
Fannie Mae 4.00% 2041	84,466	84,612
Fannie Mae 4.00% 2041	62,093	62,200
Fannie Mae 4.00% 2041	59,750	59,853
Fannie Mae 4.00% 2041	56,615	56,713
Fannie Mae 4.00% 2041	44,579	44,656
Fannie Mae 4.00% 2041	41,590	41,661
Fannie Mae 4.00% 2041	41,502	41,573
Fannie Mae 4.00% 2041	39,289	39,357
Fannie Mae 4.00% 2041	39,278	39,346
Fannie Mae 4.00% 2041	35,664	35,725
Fannie Mae 4.00% 2041	35,202	35,263
Fannie Mae 4.00% 2041	34,000	34,059
Fannie Mae 4.00% 2041	28,206	28,255
Fannie Mae 4.00% 2041	27,910	27,967
Fannie Mae 4.00% 2041	23,298	23,338
Fannie Mae 4.00% 2041	21,021	21,064
Fannie Mae 4.00% 2041	20,084	20,119
Fannie Mae 4.00% 2041	19,715	19,749
Fannie Mae 4.00% 2041	19,358	19,391
Fannie Mae 4.00% 2041	18,575	18,607
Fannie Mae 4.00% 2041	17,153	17,182
Fannie Mae 4.00% 2041	16,924	16,953
Fannie Mae 4.00% 2041	16,243	16,271
Fannie Mae 4.00% 2041	15,925	15,953
Fannie Mae 4.00% 2041	14,946	14,972
Fannie Mae 4.00% 2041	14,801	14,826
Fannie Mae 4.00% 2041	13,098	13,121
Fannie Mae 4.00% 2041	12,141	12,162
Fannie Mae 4.00% 2041	11,984	12,016
Fannie Mae 4.00% 2041	11,954	11,974
Fannie Mae 4.00% 2041	11,946	11,966
Fannie Mae 4.00% 2041	10,735	10,753
Fannie Mae 4.00% 2041	10,612	10,631
Fannie Mae 4.00% 2041	9,456	9,472
Fannie Mae 4.00% 2041	9,238	9,254
Fannie Mae 4.00% 2041	8,943	8,958
Fannie Mae 4.00% 2041	7,925	7,938
Fannie Mae 4.00% 2041	7,869	7,883
Fannie Mae 4.00% 2041	7,696	7,716
Fannie Mae 4.00% 2041	7,594	7,605
Fannie Mae 4.00% 2041	2,986	2,991
Fannie Mae 4.00% 2041	1,043	1,045
Fannie Mae 4.00% 2041	993	994
Fannie Mae 4.00% 2041	658	659
Fannie Mae 4.00% 2041	639	640
Fannie Mae 4.00% 2041	522	523
Fannie Mae 4.50% 2041	201,680	208,707
Fannie Mae 4.50% 2041	159,675	165,499
Fannie Mae 4.50% 2041	119,000	123,340
Fannie Mae 4.50% 2041	64,273	66,612
Fannie Mae 4.50% 2041	59,237	61,559
Fannie Mae 4.50% 2041	52,638	54,557
Fannie Mae 4.50% 2041	40,766	42,364
Fannie Mae 4.50% 2041	38,809	40,224
Fannie Mae 4.50% 2041	35,263	36,618
Fannie Mae 4.50% 2041	34,852	36,123
Fannie Mae 4.50% 2041	33,669	34,897
Fannie Mae 4.50% 2041	30,714	31,894
Fannie Mae 4.50% 2041	28,974	30,031
Fannie Mae 4.50% 2041	27,768	28,835
Fannie Mae 4.50% 2041	27,440	28,441
Fannie Mae 4.50% 2041	25,268	26,239
Fannie Mae 4.50% 2041	25,112	26,076
Fannie Mae 4.50% 2041	24,871	25,778
Fannie Mae 4.50% 2041	20,051	20,782
Fannie Mae 4.50% 2041	19,075	19,771
Fannie Mae 4.50% 2041	15,932	16,544
Fannie Mae 4.50% 2041	12,951	13,448
Fannie Mae 4.50% 2041	11,967	12,403
Fannie Mae 4.50% 2041	11,872	12,305
Fannie Mae 4.50% 2041	11,174	11,612
Fannie Mae 4.50% 2041	11,118	11,554
Fannie Mae 4.50% 2041	11,000	11,401
Fannie Mae 4.50% 2041	10,820	11,215
Fannie Mae 4.50% 2041	10,146	10,560
Fannie Mae 4.50% 2041	9,022	9,368
Fannie Mae 4.50% 2041	8,971	9,294
Fannie Mae 4.50% 2041	8,893	9,217
Fannie Mae 4.50% 2041	8,000	8,313
Fannie Mae 4.50% 2041	5,555	5,768
Fannie Mae 4.50% 2041	4,615	4,792
Fannie Mae 4.50% 2041	4,372	4,531
Fannie Mae 4.50% 2041	2,229	2,310
Fannie Mae 4.50% 2041	2,018	2,096
Fannie Mae 4.50% 2041	1,464	1,521
Fannie Mae 4.50% 2041	387	402
Fannie Mae 4.50% 2041	258	268
Fannie Mae 5.00% 2041	693,975	737,457
Fannie Mae 5.00% 2041	23,519	25,161
Fannie Mae 5.00% 2041	20,217	21,551
Fannie Mae 5.00% 2041	19,128	20,365
Fannie Mae 5.00% 2041	16,692	17,793
Fannie Mae 5.00% 2041	16,241	17,369
Fannie Mae 5.00% 2041	14,850	15,829
Fannie Mae 5.00% 2041	14,236	15,174
Fannie Mae 5.00% 2041	13,985	14,958
Fannie Mae 5.00% 2041	13,872	14,786
Fannie Mae 5.00% 2041	12,226	13,078
Fannie Mae 5.00% 2041	11,437	12,237
Fannie Mae 5.00% 2041	10,708	11,414
Fannie Mae 5.00% 2041	10,634	11,335
Fannie Mae 5.00% 2041	10,202	10,916
Fannie Mae 5.00% 2041	8,954	9,578
Fannie Mae 5.00% 2041	8,728	9,338
Fannie Mae 5.00% 2041	8,380	8,964
Fannie Mae 5.00% 2041	8,326	8,909
Fannie Mae 5.00% 2041	5,097	5,453
Fannie Mae 5.00% 2041	4,231	4,527
Fannie Mae 5.00% 2041	3,721	3,980
Fannie Mae 5.00% 2041	1,714	1,833
Fannie Mae 5.50% 2041	328,107	354,817
Fannie Mae 6.00% 2041	139,426	153,173
Fannie Mae 6.50% 2041	10,000	11,323
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	4,851	5,395
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,274	1,414
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	2,808	3,292
Fannie Mae, Series 2002-W1, Class 2A, 7.172% 20422	3,217	3,728
Fannie Mae 6.00% 2047	450	487
Fannie Mae 6.50% 2047	655	737
Fannie Mae 6.50% 2047	316	352
Fannie Mae 6.50% 2047	119	134
Fannie Mae 7.00% 2047	2,023	2,254
Fannie Mae 7.00% 2047	100	111
Fannie Mae 7.50% 2047	168	189
Freddie Mac, Series K702, Class A1, 2.084% 20172	2,470	2,477
Freddie Mac, Series K701, Class A2, 3.882% 20172	3,300	3,435
Freddie Mac, Series K702, Class A2, 3.154% 20182	15,455	15,408
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,725
Freddie Mac 5.50% 2019	4,545	4,918
Freddie Mac, Series K009, Class A1, 2.757% 2020	3,919	3,952
Freddie Mac, Series K013, Class A1, 2.902% 2020	4,188	4,252
Freddie Mac, Series K010, Class A1, 3.32% 20202	3,656	3,752
Freddie Mac, Series K011, Class A2, 4.084% 2020	4,150	4,307
Freddie Mac, Series 2626, Class NG, 3.50% 2023	906	940
Freddie Mac, Series 2922, Class EL, 4.50% 2023	12,560	12,962
Freddie Mac 5.00% 2023	6,570	7,043
Freddie Mac 5.00% 2023	249	267
Freddie Mac 5.00% 2023	39	42
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,132	1,258
Freddie Mac 5.00% 2024	17,016	18,287
Freddie Mac 4.00% 2025	14,547	15,178
Freddie Mac 4.50% 2025	50,293	53,329
Freddie Mac 4.50% 2025	42,252	44,803
Freddie Mac 6.00% 2026	11,840	13,042
Freddie Mac 6.00% 2026	10,270	11,313
Freddie Mac 5.50% 2027	6,885	7,486
Freddie Mac 6.00% 2027	71,055	78,271
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,866	2,093
Freddie Mac, Series 2122, Class QM, 6.25% 2029	3,189	3,573
Freddie Mac 2.694% 20352	7,027	7,343
Freddie Mac, Series 3061, Class PN, 5.50% 2035	31,975	35,327
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	5,727	5,165
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	3,770	3,440
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	3,681	3,191
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	3,282	2,988
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	73	62
Freddie Mac, Series 3257, Class PA, 5.50% 2036	38,060	41,903
Freddie Mac, Series 3233, Class PA, 6.00% 2036	28,413	31,632
Freddie Mac, Series 3156, Class NG, 6.00% 2036	9,032	10,117
Freddie Mac, Series 3286, Class JN, 5.50% 2037	45,285	49,447
Freddie Mac, Series 3318, Class JT, 5.50% 2037	25,652	28,010
Freddie Mac, Series 3312, Class PA, 5.50% 2037	20,165	22,058
Freddie Mac 5.50% 2037	13,926	15,060
Freddie Mac 5.50% 2037	13,595	14,702
Freddie Mac 5.509% 20372	18,462	19,979
Freddie Mac 5.683% 20372	6,090	6,563
Freddie Mac 5.704% 20372	3,498	3,701
Freddie Mac 5.916% 20372	7,135	7,556
Freddie Mac, Series 3271, Class OA, 6.00% 2037	11,638	13,021
Freddie Mac 6.00% 2037	1,771	1,952
Freddie Mac 7.00% 2037	635	725
Freddie Mac 7.00% 2037	359	409
Freddie Mac 7.00% 2037	166	189
Freddie Mac 7.50% 2037	3,213	3,620
Freddie Mac 5.044% 20382	6,191	6,592
Freddie Mac 5.258% 20382	11,087	11,795
Freddie Mac 5.50% 2038	10,436	11,291
Freddie Mac 5.559% 20382	16,051	17,032
Freddie Mac 6.00% 2038	34,904	38,332
Freddie Mac 6.50% 2038	8,761	9,846
Freddie Mac 3.716% 20392	6,020	6,311
Freddie Mac 3.938% 20392	5,486	5,787
Freddie Mac 5.00% 2039	44,748	47,593
Freddie Mac 5.50% 2039	36,877	39,880
Freddie Mac 3.155% 20402	6,482	6,716
Freddie Mac 4.50% 2041	84,687	87,889
Freddie Mac 4.50% 2041	10,927	11,308
Freddie Mac 4.50% 2041	7,137	7,386
Freddie Mac 4.50% 2041	4,037	4,178
Freddie Mac 5.00% 2041	27,353	29,100
Freddie Mac 5.00% 2041	20,784	22,144
Freddie Mac 5.00% 2041	16,052	17,103
Freddie Mac 5.00% 2041	15,825	16,861
Freddie Mac 5.00% 2041	14,191	15,120
Freddie Mac 5.00% 2041	13,246	14,113
Freddie Mac 5.00% 2041	11,293	12,032
Freddie Mac 5.00% 2041	2,922	3,114
Freddie Mac 6.50% 2047	1,353	1,501
Freddie Mac 6.50% 2047	368	408
Freddie Mac 7.00% 2047	280	312
Government National Mortgage Assn. 10.00% 2021	499	571
Government National Mortgage Assn. 3.50% 2025	6,283	6,511
Government National Mortgage Assn. 3.50% 2025	2,418	2,505
Government National Mortgage Assn. 3.50% 2025	1,928	1,998
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	3,453	3,370
Government National Mortgage Assn. 6.00% 2038	42,196	46,691
Government National Mortgage Assn. 3.50% 2039	12,013	11,683
Government National Mortgage Assn. 3.50% 2039	11,990	11,661
Government National Mortgage Assn. 3.50% 2039	6,161	5,992
Government National Mortgage Assn. 4.50% 2039	7,607	8,025
Government National Mortgage Assn. 3.50% 2040	9,851	9,580
Government National Mortgage Assn. 4.00% 2040	125,230	127,859
Government National Mortgage Assn. 4.50% 2040	21,714	22,908
Government National Mortgage Assn. 4.50% 2040	18,112	19,129
Government National Mortgage Assn. 4.50% 2040	16,962	17,894
Government National Mortgage Assn. 4.50% 2040	8,643	9,118
Government National Mortgage Assn. 4.50% 2040	7,371	7,776
Government National Mortgage Assn. 4.50% 2040	6,942	7,323
Government National Mortgage Assn. 4.50% 2040	2,279	2,408
Government National Mortgage Assn. 4.50% 2040	997	1,052
Government National Mortgage Assn. 5.00% 2040	6,806	7,399
Government National Mortgage Assn. 3.50% 2041	19,056	18,526
Government National Mortgage Assn. 4.00% 2041	40,865	41,638
Government National Mortgage Assn. 4.00% 2041	803	820
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20113	1,850	1,849
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	24,066	24,264
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.741% 20482,3	701	703
National Credit Union Administration, Series 2011-M1, Class A1, 0.206% 20132,4	2,486	2,486
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 20154	1,368	1,370
National Credit Union Administration, Series 2010-R2, Class 1A, 0.56% 20172,4	2,941	2,942
National Credit Union Administration, Series 2011-R3, Class 1A, 0.59% 20202	2,549	2,551
National Credit Union Administration, Series 2011-R1, Class 1A, 0.64% 20202	2,651	2,656
		9,681,482

COMMERCIAL MORTGAGE-BACKED SECURITIES1 — 4.04%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	4	4
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,554
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.476% 20372	42,864	43,953
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	3,897	3,950
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	21,182
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	18,204	18,470
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,655	1,773
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,267
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20442	15,130	16,375
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.067% 20452	66,235	73,432
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20463	2,625	2,628
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	43,400	44,146
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	10,384	10,503
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20492	26,753	29,075
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	269	269
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	191	193
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20352,3	1,500	1,527
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	15,035	15,153
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	3,899	3,898
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,963
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	15,326	15,970
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20373	8,240	7,696
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,386	2,432
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	10,678	11,186
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	2,505	2,524
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	57,676	61,849
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 20392	7,076	7,473
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.85% 20392	7,305	7,968
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.995% 20392	28,645	30,366
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	30,427	31,718
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	8,831	8,997
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20372	11,000	11,777
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	15,000	15,810
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.078% 20382	27,715	30,805
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	64,195	68,952
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	18,500	19,812
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	10,000	10,832
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,784
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	35,515	38,225
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	8,250	8,860
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20373	5,000	5,358
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	51,820	56,511
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	14,040	15,192
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20442	17,005	18,509
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	44,734	48,489
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	59,971	61,481
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	19,314
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.512% 20442	33,700	36,705
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.392% 20372	4,620	4,793
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382	8,500	8,789
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.863% 20392	3,050	3,238
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	6,805	7,209
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	12,080	12,896
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	6,300	6,477
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20432	10,250	11,232
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	478	489
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	2,345	2,429
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,605	10,441
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,534	2,532
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 20442	15,350	16,654
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.445% 20442	7,372	7,690
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	5,276	5,390
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	41,210	43,983
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	39,852	42,110
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	7,530	7,570
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	1,084	1,127
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	520	521
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20452	2,500	2,709
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	15,990	17,516
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.802% (undated)2	7,966	8,584
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	2,000	2,093
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20373	20,000	20,348
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20373	10,000	10,711
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	421	421
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	10,108
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	21,578
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	20,798
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	1,391	1,398
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.92% (undated)2	15,800	17,428
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	8,943	9,111
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	2,161	2,161
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20302	5,000	5,429
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,000	6,546
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 20422	6,182	6,356
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,469	2,548
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	1,942	1,953
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	883	888
		1,342,164

OTHER MORTGAGE-BACKED SECURITIES1 — 0.81%
Nykredit 4.00% 2035	DKr273,904	$50,511
Nationwide Building Society, Series 2007-2, 5.50% 20123	$35,000	36,515
Bank of America 5.50% 20123	35,000	36,326
HBOS Treasury Services PLC 5.00% 20113	5,250	5,327
HBOS Treasury Services PLC 5.25% 20173	14,000	14,988
HBOS Treasury Services PLC 5.25% 2017	7,000	7,494
Barclays Bank PLC 2.50% 20153	3,600	3,574
Barclays Bank PLC 4.00% 2019	€14,150	20,646
Compagnie de Financement Foncier 2.125% 20133	$16,700	16,956
Compagnie de Financement Foncier 2.25% 20143	6,500	6,578
Bank of Montreal 2.85% 20153	17,000	17,630
Bank of Montreal 2.625% 20163	4,250	4,329
Royal Bank of Canada 3.125% 20153	18,160	19,000
HSBC Bank PLC 1.625% 20143	4,400	4,392
Credit Suisse Group AG 2.60% 20163	4,300	4,295
Canadian Imperial Bank 2.75% 20163	4,150	4,251
Northern Rock PLC 5.625% 20173	4,000	4,219
DEPFA ACS Bank 5.125% 20373	5,000	3,525
Sparebank 1 Boligkreditt AS 2.625% 20163	3,400	3,408
Swedbank Hypotek AB 2.95% 20163	3,000	3,053
DnB NOR ASA 2.90% 20163	2,000	2,038
		269,055

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)1 — 0.62%
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.566% 20362	10,911	7,262
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 5.759% 20362	4,573	3,392
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.244% 20372	16,107	10,557
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.381% 20372	15,738	11,512
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	21,369	21,792
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	33,387	21,354
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.743% 20352,3	6,570	6,842
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,3	13,621	14,050
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.509% 20372	25,163	16,966
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 2.711% 20362	13,898	8,842
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 5.836% 20362	10,457	6,724
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	7,103	7,051
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	6,726	6,521
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.606% 20372	19,893	13,529
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.306% 20462	12,474	12,400
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.585% 20362	18,378	11,257
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.132% 20362	14,807	7,261
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.682% 20472	5,984	4,383
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.684% 20472	1,812	1,265
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	264	267
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	34	35
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,052	2,078
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	36	38
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20372	4,555	2,358
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.679% 20362	3,684	2,968
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.271% 20372	4,452	2,953
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	1,905	1,794
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 2.877% 20362	2,324	1,481
		206,932

Total mortgage-backed obligations		11,499,633

CORPORATE BONDS & NOTES — 29.58%
FINANCIALS — 10.02%
Banks — 3.14%
Société Générale 3.10% 20153	$17,000	$16,820
Société Générale 3.50% 20163	16,000	15,840
Société Générale 5.75% 20163	53,300	53,312
Société Générale 5.20% 20213	53,300	52,443
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,892
Royal Bank of Scotland Group PLC 5.00% 2014	6,665	6,583
Royal Bank of Scotland PLC 3.95% 2015	17,000	17,096
Royal Bank of Scotland PLC 4.875% 2015	20,000	20,774
Royal Bank of Scotland Group PLC 5.05% 2015	8,240	8,200
Royal Bank of Scotland Group PLC 4.375% 2016	23,810	24,043
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	3,019
Royal Bank of Scotland PLC 6.934% 2018	€5,750	8,182
Royal Bank of Scotland PLC 6.125% 2021	$6,000	6,162
HBOS PLC 6.75% 20183	88,651	85,427
HBOS PLC 4.375% 20192	€2,870	3,821
HBOS PLC 6.00% 20333	$19,520	14,918
Wells Fargo & Co. 3.676% 2016	42,440	43,649
Wells Fargo & Co. 4.60% 2021	49,785	50,159
HSBC Bank PLC 2.00% 20143	21,000	21,126
HSBC Bank PLC 3.50% 20153	9,000	9,244
HSBC Finance Corp. 0.684% 20162	11,250	10,678
HSBC Bank USA, NA 4.875% 2020	22,125	21,822
HSBC Bank PLC 4.75% 20213	12,550	12,595
HSBC Holdings PLC 5.10% 2021	5,000	5,134
Standard Chartered PLC 3.85% 20153	21,327	22,097
Standard Chartered PLC 3.20% 20163	33,245	32,961
Standard Chartered Bank 6.40% 20173	11,000	12,266
CIT Group Inc., Series A, 7.00% 20141	10,793	10,941
CIT Group Inc., Series A, 7.00% 2015	34,139	34,267
CIT Group Inc., Series A, 7.00% 2016	15,725	15,686
BNP Paribas 1.19% 20142	12,000	11,920
BNP Paribas 3.60% 2016	14,000	14,171
BNP Paribas 5.00% 2021	32,650	32,888
Sovereign Bancorp, Inc. 8.75% 2018	3,000	3,468
Santander Issuances, SA Unipersonal 6.50% 20192,3	31,500	31,659
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20153	17,000	17,019
Union Bank of California, NA 5.95% 2016	12,455	13,634
Korea Development Bank 5.30% 2013	13,635	14,369
Korea Development Bank 8.00% 2014	11,365	12,960
Intesa Sanpaolo SpA 6.50% 20213	25,935	27,097
BBVA Bancomer SA 4.50% 20163	17,605	18,001
BBVA Bancomer SA 7.25% 20203	3,785	3,984
BBVA Bancomer SA 6.50% 20213	3,475	3,562
UniCredito Italiano SpA 6.00% 20173	17,000	16,358
HVB Funding Trust I 8.741% 20313	8,264	8,099
Nordea Bank 2.125% 20143	15,000	15,114
Nordea Bank, Series 2, 3.70% 20143	8,000	8,376
Barclays Bank PLC 5.125% 2020	10,000	10,167
Barclays Bank PLC 5.14% 2020	10,850	10,309
ANZ National (International) Ltd. 3.125% 20153	16,500	16,636
Westpac Banking Corp. 3.00% 2015	16,000	16,117
Development Bank of Kazakhstan 5.50% 20153	12,635	13,077
VEB Finance Ltd. 6.902% 20203	9,100	9,729
VEB Finance Ltd. 6.80% 20253	1,500	1,528
PNC Funding Corp. 5.40% 2014	10,000	11,042
Banco del Estado de Chile 4.125% 20203	10,000	9,679
Commerzbank AG, Series 151, 6.625% 2019	£1,350	2,103
Commerzbank AG, Series 774, 7.75% 2021	€3,400	4,972
Regions Financial Corp. 6.375% 2012	$6,792	6,941
HSBK (Europe) BV 7.25% 20213	6,710	6,820
Banco de Crédito del Perú 5.375% 20203	7,000	6,702
Bergen Bank 0.625% (undated)2	5,000	3,104
SunTrust Banks, Inc. 6.00% 2017	2,000	2,224
Norinchukin Finance (Cayman) Ltd. 5.625% 20162	£205	330
Banco Santander-Chile 5.375% 20143	$300	317
		1,040,633

Diversified financials — 3.08%
JPMorgan Chase & Co. 2.05% 2014	12,520	12,621
JPMorgan Chase & Co. 3.40% 2015	20,000	20,552
JPMorgan Chase & Co. 2.60% 2016	16,000	15,796
JPMorgan Chase & Co. 3.15% 2016	44,315	44,637
JPMorgan Chase & Co. 3.45% 2016	42,857	43,702
JPMorgan Chase & Co. 4.25% 2020	5,000	4,901
JPMorgan Chase & Co. 4.625% 2021	75,170	74,708
Citigroup Inc. 1.111% 20132	14,500	14,450
Citigroup Inc. 4.587% 2015	35,215	37,070
Citigroup Inc. 4.75% 2015	38,000	40,223
Citigroup Inc. 3.953% 2016	53,245	54,568
Citigroup Inc. 6.125% 2017	21,000	23,224
Citigroup Inc. 8.50% 2019	5,000	6,218
Citigroup Inc. 5.375% 2020	2,500	2,614
Countrywide Financial Corp., Series B, 5.80% 2012	18,000	18,780
Bank of America Corp., Series L, 3.625% 2016	17,500	17,569
Bank of America Corp. 5.75% 2017	1,000	1,065
Bank of America Corp. 5.65% 2018	2,000	2,112
Bank of America Corp. 5.625% 2020	26,250	27,151
Bank of America Corp. 5.00% 2021	50,425	49,908
Bank of America Corp. 5.875% 2021	28,510	29,975
Morgan Stanley, Series F, 2.875% 2014	20,750	21,010
Morgan Stanley 3.80% 2016	25,140	24,875
Morgan Stanley, Series F, 5.625% 2019	44,400	45,636
Morgan Stanley, Series F, 5.75% 2021	49,200	49,873
Goldman Sachs Group, Inc. 3.625% 2016	46,105	46,655
Goldman Sachs Group, Inc. 6.15% 2018	1,000	1,090
Goldman Sachs Group, Inc. 7.50% 2019	20,250	23,597
Goldman Sachs Group, Inc. 5.375% 2020	29,960	30,992
Goldman Sachs Group, Inc. 6.25% 2041	15,870	16,054
UBS AG 1.273% 20142	5,000	5,025
UBS AG 2.25% 2014	22,400	22,648
UBS AG 3.875% 2015	3,000	3,134
UBS AG 5.875% 2017	2,000	2,197
UBS AG 5.75% 2018	18,220	19,782
UBS AG 4.875% 2020	11,195	11,344
UBS AG 7.75% 2026	3,000	3,630
Lazard Group LLC 7.125% 2015	21,175	23,847
SLM Corp., Series A, 0.504% 20112	8,700	8,657
SLM Corp., Series A, 5.40% 2011	5,000	5,050
SLM Corp. 6.25% 2016	4,000	4,154
SLM Corp., Series A, 5.00% 2018	3,250	3,081
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,163
Credit Suisse Group AG 2.20% 2014	15,000	15,205
Export-Import Bank of Korea 5.875% 2015	12,400	13,659
Northern Trust Corp. 4.625% 2014	8,475	9,261
Northern Trust Corp. 5.85% 20173	3,750	4,259
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,5	13,030	12,791
Capital One Financial Corp. 5.50% 2015	1,500	1,642
Capital One Financial Corp. 6.15% 2016	10,000	11,044
NASDAQ OMX Group, Inc. 5.25% 2018	8,100	8,303
Jefferies Group, Inc. 5.125% 2018	6,000	6,021
ING Bank NV 5.50% 2012	€3,750	5,509
ACE Cash Express, Inc. 11.00% 20193	$1,375	1,385
Community Choice Financial 10.75% 20193	675	689
International Lease Finance Corp. 5.00% 2012	390	397
American Express Co. 6.15% 2017	150	171
		1,020,674

Real estate — 2.30%
Prologis, Inc. 7.625% 2014	26,250	29,923
Prologis, Inc. 5.75% 2016	10,000	10,816
Prologis, Inc. 6.25% 2017	6,000	6,638
Prologis, Inc. 6.625% 2018	39,170	43,368
Prologis, Inc. 7.375% 2019	21,097	24,095
Prologis, Inc. 6.875% 2020	25,675	28,398
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,532
Kimco Realty Corp. 6.00% 2012	12,250	12,966
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,704
Kimco Realty Corp., Series C, 4.82% 2014	29,280	31,294
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,903
Kimco Realty Corp., Series C, 5.783% 2016	11,000	12,162
Kimco Realty Corp. 5.70% 2017	28,450	31,573
Kimco Realty Corp. 4.30% 2018	24,420	25,007
Kimco Realty Corp. 6.875% 2019	4,000	4,655
Westfield Group 5.40% 20123	18,400	19,340
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	5,000	5,451
Westfield Group 7.50% 20143	12,500	14,417
Westfield Group 5.75% 20153	32,000	35,582
Westfield Group 5.70% 20163	14,195	15,725
Westfield Group 7.125% 20183	12,135	14,182
WEA Finance LLC 4.625% 20213	17,720	17,230
Hospitality Properties Trust 6.75% 2013	14,745	15,734
Hospitality Properties Trust 7.875% 2014	950	1,073
Hospitality Properties Trust 5.125% 2015	6,665	7,019
Hospitality Properties Trust 6.30% 2016	26,868	29,374
Hospitality Properties Trust 5.625% 2017	1,195	1,237
Hospitality Properties Trust 6.70% 2018	41,890	44,958
Simon Property Group, LP 6.75% 2014	9,100	10,319
Simon Property Group, LP 4.20% 2015	2,430	2,587
Simon Property Group, LP 5.875% 2017	15,000	17,008
Simon Property Group, LP 6.125% 2018	27,075	30,404
Simon Property Group, LP 10.35% 2019	8,995	12,469
Realogy Corp., Letter of Credit, 3.223% 20161,2,5	1,457	1,311
Realogy Corp., Term Loan B, 4.518% 20161,2,5	27,779	25,001
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,5	20,325	21,692
Realogy Corp. 7.875% 20193	14,175	14,104
Developers Diversified Realty Corp. 5.375% 2012	4,635	4,773
Developers Diversified Realty Corp. 5.50% 2015	11,643	12,415
Developers Diversified Realty Corp. 9.625% 2016	3,585	4,330
Developers Diversified Realty Corp. 7.50% 2017	7,655	8,679
Developers Diversified Realty Corp. 4.75% 2018	2,000	1,974
Brandywine Operating Partnership, LP 5.75% 2012	27,110	28,017
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,214
ERP Operating LP 6.584% 2015	10,000	11,457
ERP Operating LP 7.125% 2017	5,000	5,868
UDR, Inc., Series A, 5.25% 2015	13,030	13,968
Rouse Co. 7.20% 2012	1,025	1,072
Rouse Co. 5.375% 2013	7,250	7,313
Rouse Co. 6.75% 20133	3,750	3,895
Boston Properties, Inc. 5.875% 2019	10,000	10,975
Host Marriott, LP, Series O, 6.375% 2015	2,000	2,050
Host Hotels & Resorts LP 9.00% 2017	1,800	2,034
Host Hotels & Resorts LP 5.875% 20193	5,325	5,358
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,439
		762,082

Insurance — 1.44%
ACE INA Holdings Inc. 5.875% 2014	17,445	19,518
ACE INA Holdings Inc. 2.60% 2015	26,265	26,403
ACE INA Holdings Inc. 5.70% 2017	3,500	3,906
ACE INA Holdings Inc. 5.80% 2018	1,000	1,114
ACE Capital Trust II 9.70% 2030	10,000	12,981
Liberty Mutual Group Inc. 5.75% 20143	10,435	11,079
Liberty Mutual Group Inc. 6.70% 20163	6,250	6,941
Liberty Mutual Group Inc. 6.50% 20353	40,675	37,917
CNA Financial Corp. 5.85% 2014	6,500	7,047
CNA Financial Corp. 6.50% 2016	10,000	11,173
CNA Financial Corp. 7.35% 2019	4,270	4,875
CNA Financial Corp. 5.875% 2020	3,250	3,385
CNA Financial Corp. 5.75% 2021	5,000	5,173
CNA Financial Corp. 7.25% 2023	17,145	19,006
PRICOA Global Funding I 5.30% 20133	2,500	2,714
Prudential Holdings, LLC, Series C, 8.695% 20231,3	35,310	42,887
Monumental Global Funding 5.50% 20133	16,370	17,558
Monumental Global Funding III 5.25% 20143	21,500	22,898
AEGON NV 6.125% 2031	£1,730	2,650
MetLife Global Funding I 5.125% 20133	$18,310	19,491
MetLife Global Funding I 2.50% 20153	19,500	19,498
AXA SA 8.60% 2030	2,315	2,765
AXA SA 6.463% (undated)2,3	30,000	26,250
New York Life Global Funding 5.25% 20123	15,300	16,165
New York Life Global Funding 4.65% 20133	9,370	10,028
Principal Life Insurance Co. 5.30% 2013	18,150	19,527
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	16,173
UnumProvident Finance Co. PLC 6.85% 20153	2,839	3,181
Unum Group 7.125% 2016	8,661	9,952
Unum Group 5.625% 2020	825	865
RSA Insurance Group PLC 9.375% 20392	£3,765	7,226
RSA Insurance Group PLC 8.50% (undated)2	2,429	4,113
Jackson National Life Global 5.375% 20133	$10,000	10,711
Lincoln National Corp. 5.65% 2012	10,000	10,482
Standard Life PLC 6.375% 20222	€6,510	9,482
Assicurazioni Generali SpA. 6.90% 20222	6,420	9,450
Nationwide Financial Services, Inc. 6.75% 20672	$7,085	6,676
Munich Re Finance BV 6.75% 20232	€3,550	5,351
Berkshire Hathaway Inc. 3.20% 2015	$5,000	5,216
TIAA Global Markets 4.95% 20133	3,000	3,231
Chubb Corp. 6.375% 20672	1,000	1,040
Loews Corp. 6.00% 2035	225	221
		476,319

Automobiles & components — 0.06%
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,622
Ford Motor Credit Co. 7.25% 2011	2,000	2,030
		18,652

CONSUMER DISCRETIONARY — 3.36%
Media — 1.90%
Tele-Communications, Inc. 9.80% 2012	17,500	18,406
Comcast Corp. 6.30% 2017	13,410	15,565
Comcast Corp. 5.875% 2018	29,400	33,020
Comcast Corp. 6.45% 2037	8,500	9,121
Comcast Corp. 6.95% 2037	15,520	17,576
Comcast Corp. 6.55% 2039	1,000	1,086
Comcast Corp. 6.40% 2040	20,100	21,585
Time Warner Cable Inc. 6.20% 2013	9,700	10,645
Time Warner Cable Inc. 7.50% 2014	15,675	18,070
Time Warner Cable Inc. 8.25% 2014	3,250	3,782
Time Warner Cable Inc. 6.75% 2018	25,400	29,498
Time Warner Cable Inc. 8.25% 2019	7,215	9,012
Time Warner Cable Inc. 4.125% 2021	15,000	14,527
Time Warner Cable Inc. 6.75% 2039	6,800	7,463
Time Warner Inc. 5.875% 2016	30,670	35,098
Time Warner Companies, Inc. 7.25% 2017	1,600	1,928
Time Warner Inc. 4.75% 2021	14,840	15,125
Time Warner Companies, Inc. 7.57% 2024	12,340	15,203
Time Warner Inc. 6.50% 2036	3,660	3,914
Time Warner Inc. 6.20% 2040	9,450	9,714
Time Warner Inc. 6.25% 2041	9,700	10,111
NBC Universal, Inc. 2.10% 20143	16,000	16,223
NBC Universal, Inc. 2.875% 20163	17,000	17,046
NBC Universal, Inc. 5.15% 20203	14,000	14,809
NBC Universal, Inc. 4.375% 20213	22,390	22,200
NBC Universal, Inc. 6.40% 20403	6,600	7,118
NBC Universal, Inc. 5.95% 20413	5,100	5,204
News America Holdings Inc. 8.00% 2016	1,000	1,230
News America Inc. 6.90% 2019	12,750	14,862
News America Inc. 4.50% 20213	5,250	5,191
News America Inc. 6.15% 2037	300	305
News America Inc. 6.65% 2037	36,900	39,673
News America Inc. 6.15% 20413	12,000	11,928
Thomson Reuters Corp. 6.50% 2018	42,225	49,471
Cox Communications, Inc. 7.125% 2012	7,000	7,510
Cox Communications, Inc. 5.45% 2014	17,045	19,012
Cox Communications, Inc. 9.375% 20193	7,225	9,616
Virgin Media Finance PLC 8.375% 20193	8,050	9,016
Virgin Media Secured Finance PLC 5.25% 20213	2,650	2,827
Virgin Media Secured Finance PLC 5.50% 2021	£3,000	4,775
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	$9,000	9,540
Charter Communications, Inc. 13.50% 2016	7,334	8,672
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	6,500	7,118
Nara Cable Funding Ltd. 8.875% 2018	€4,900	7,088
Univision Communications Inc., Term Loan, 4.436% 20171,2,5	$6,391	6,079
Univision Communications Inc. 8.50% 20213	495	496
Regal Entertainment Group 9.125% 2018	4,000	4,160
Regal Cinemas Corp. 8.625% 2019	2,000	2,110
Radio One, Inc., Term Loan B, 7.50% 20161,2,5	6,185	6,253
AMC Entertainment Inc. 8.75% 2019	5,775	6,122
Grupo Televisa, SAB 6.625% 2040	5,200	5,499
DISH DBS Corp 6.75% 20213	4,775	4,918
Cinemark USA, Inc. 8.625% 2019	2,000	2,200
UPC Germany GmbH 9.625% 2019	€1,250	1,976
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20173	$1,375	1,437
		632,133

Retailing — 0.56%
Staples, Inc. 9.75% 2014	29,627	35,291
Macy’s Retail Holdings, Inc. 8.125% 20152	22,270	26,529
Nordstrom, Inc. 6.75% 2014	18,975	21,729
Michaels Stores, Inc., Term Loan B1, 2.563% 20131,2,5	1,913	1,884
Michaels Stores, Inc. 0%/13.00% 20166	7,235	7,524
Michaels Stores, Inc., Term Loan B2, 4.813% 20161,2,5	648	646
Michaels Stores, Inc. 11.375% 2016	3,000	3,210
Michaels Stores, Inc. 7.75% 20183	8,000	8,060
Marks and Spencer Group PLC 6.25% 20173	6,135	6,561
Marks and Spencer Group PLC 7.125% 20373	5,856	5,808
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,5	12,335	12,184
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,5	4,317	4,323
Toys “R” Us Property Co. II, LLC 8.50% 2017	6,275	6,589
Toys “R” Us Property Co. I, LLC 10.75% 2017	650	726
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	6,550	6,845
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,126
Dollar General Corp., Term Loan B2, 2.936% 20141,2,5	854	853
Dollar General Corp. 10.625% 2015	3,042	3,213
Dollar General Corp. 11.875% 20172,7	3,244	3,714
J.C. Penney Co., Inc. 5.75% 2018	4,523	4,614
J.C. Penney Co., Inc. 5.65% 2020	3,000	2,985
Home Depot, Inc. 4.40% 2021	7,500	7,551
Limited Brands, Inc. 7.00% 2020	1,770	1,872
Limited Brands, Inc. 6.625% 2021	4,230	4,346
Lowe’s Companies, Inc. 3.75% 2021	4,000	3,925
Lowe’s Companies, Inc. 5.80% 2040	1,790	1,869
PETCO Animal Supplies, Inc. 9.25% 20183	2,050	2,188
		186,165

Consumer services — 0.48%
MGM Resorts International 6.75% 2012	9,235	9,327
MGM Resorts International 6.75% 2013	16,825	16,951
MGM Resorts International 13.00% 2013	3,825	4,561
MGM Resorts International 5.875% 2014	19,490	18,832
MGM Resorts International 10.375% 2014	925	1,055
MGM Resorts International 6.625% 2015	2,600	2,451
Revel Entertainment, Term Loan B, 9.00% 20181,2,5	17,500	16,395
Boyd Gaming Corp. 6.75% 2014	6,450	6,426
Boyd Gaming Corp. 7.125% 2016	7,870	7,299
Boyd Gaming Corp. 9.125% 20183	1,500	1,534
Marriott International, Inc., Series I, 6.375% 2017	12,750	14,656
Seminole Tribe of Florida 5.798% 20131,3	6,390	6,419
Seminole Tribe of Florida 7.804% 20201,3	8,325	8,190
Mohegan Tribal Gaming Authority 8.00% 2012	6,375	5,196
Mohegan Tribal Gaming Authority 7.125% 2014	6,750	4,691
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	7,525	7,111
NCL Corp. Ltd. 11.75% 2016	2,550	2,952
NCL Corp. Ltd. 9.50% 20183	2,525	2,702
Royal Caribbean Cruises Ltd. 11.875% 2015	3,900	4,826
Burger King Corp 0%/11.00% 20193,6	8,075	4,704
CityCenter Holdings, LLC 7.625% 20163	3,270	3,393
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	3,000	3,274
Seneca Gaming Corp. 8.25% 20183	2,775	2,879
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,850	1,903
		157,727

Automobiles & components — 0.30%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	7,505	7,574
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	20,898
Daimler Finance NA LLC 3.00% 20163	4,000	4,054
DaimlerChrysler North America Holding Corp. 8.50% 2031	10,750	14,575
Volkswagen International Finance NV 0.917% 20142,3	13,000	13,055
Volkswagen International Finance NV 2.875% 20163	3,000	3,024
Volkswagen International Finance NV 4.00% 20203	13,650	13,667
Allison Transmission Holdings, Inc. 11.00% 20153	16,670	17,837
Tower Automotive Holdings 10.625% 20173	2,764	2,992
Peugeot SA 4.375% 20163	2,000	2,043
		99,719

Consumer durables & apparel — 0.12%
Fortune Brands, Inc. 6.375% 2014	20,000	22,249
Hanesbrands Inc., Series B, 3.77% 20142	11,105	11,091
Hanesbrands Inc. 8.00% 2016	3,100	3,325
Jarden Corp. 8.00% 2016	3,020	3,292
		39,957

ENERGY — 2.81%
Kinder Morgan Energy Partners LP 5.00% 2013	6,571	7,129
Kinder Morgan Energy Partners LP 5.125% 2014	22,802	25,048
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,745
Kinder Morgan Energy Partners LP 3.50% 2016	1,700	1,752
Kinder Morgan Energy Partners LP 6.00% 2017	17,000	19,194
Kinder Morgan Energy Partners LP 9.00% 2019	4,395	5,644
Kinder Morgan Energy Partners LP 6.85% 2020	45,435	52,621
Kinder Morgan Energy Partners LP 6.55% 2040	3,250	3,414
Kinder Morgan Energy Partners LP 6.375% 2041	2,750	2,825
Enbridge Energy Partners, LP, Series B, 6.50% 2018	28,120	32,284
Enbridge Energy Partners, LP 9.875% 2019	27,505	36,286
Enbridge Energy Partners, LP 5.20% 2020	10,940	11,620
Enbridge Energy Partners, LP, Series B, 7.50% 2038	23,950	28,726
Enbridge Energy Partners, LP 8.05% 20772	3,880	4,215
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,466
Anadarko Petroleum Corp. 6.375% 2017	28,750	33,000
Anadarko Petroleum Corp. 8.70% 2019	15,950	20,355
Anadarko Petroleum Corp. 6.20% 2040	8,250	8,389
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,347
Transcontinental Gas Pipe Line Corp. 6.40% 2016	5,000	5,801
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,534
Williams Partners L.P. 4.125% 2020	10,000	9,617
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	17,730	18,699
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 2040	4,000	4,161
Shell International Finance BV 1.30% 2011	15,125	15,161
Shell International Finance BV 1.875% 2013	16,500	16,862
Shell International Finance BV 3.10% 2015	10,000	10,461
Shell International Finance BV 4.30% 2019	8,625	9,074
StatoilHydro ASA 2.90% 2014	15,360	16,128
StatoilHydro ASA 3.875% 2014	3,000	3,216
Statoil ASA 3.125% 2017	26,500	26,769
StatoilHydro ASA 5.25% 2019	2,600	2,890
Husky Energy Inc. 5.90% 2014	3,250	3,620
Husky Energy Inc. 6.20% 2017	17,415	19,760
Husky Energy Inc. 7.25% 2019	16,410	19,699
Husky Energy Inc. 6.80% 2037	4,750	5,375
Gazprom OJSC 5.092% 20153	13,725	14,381
Gazprom OJSC, Series 13, 6.605% 2018	€3,200	5,073
Gazprom OJSC 6.51% 20223	$14,500	15,406
Gazprom OJSC, Series 9, 6.51% 2022	3,500	3,719
Gazprom OJSC 7.288% 20373	4,500	4,928
Enbridge Inc. 5.80% 2014	9,200	10,217
Enbridge Inc. 4.90% 2015	3,250	3,539
Enbridge Inc. 5.60% 2017	22,980	25,818
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20171	11,700	14,356
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,470
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	12,444
Pemex Project Funding Master Trust 6.50% 20413	4,000	4,079
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,494
Ras Laffan Liquefied Natural Gas III 5.50% 20143	330	363
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20141	600	659
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,681	1,836
Ras Laffan Liquefied Natural Gas II 5.298% 20201,3	19,789	21,174
Ras Laffan Liquefied Natural Gas III 6.332% 20271	2,000	2,110
Enterprise Products Operating LLC 5.65% 2013	17,850	19,155
Enterprise Products Operating LLC 5.20% 2020	5,500	5,810
Enterprise Products Operating LLC 5.25% 2020	2,000	2,131
Enterprise Products Operating LLC 7.00% 20672	1,770	1,772
Total Capital SA 3.00% 2015	17,000	17,703
Total Capital SA 3.125% 2015	2,600	2,713
Total Capital SA 4.45% 2020	3,500	3,660
Petrobras International 5.75% 2020	4,600	4,930
Petrobras International 5.375% 2021	4,000	4,127
Petrobras International 6.875% 2040	14,010	14,987
Petroplus Finance Ltd. 6.75% 20143	7,100	6,994
Petroplus Finance Ltd. 7.00% 20173	11,675	11,033
Petroplus Finance Ltd. 9.375% 20193	3,650	3,687
Woodside Finance Ltd. 4.60% 20213	21,685	21,325
Reliance Holdings Ltd. 4.50% 20203	6,250	5,850
Reliance Holdings Ltd. 6.25% 20403	13,000	12,032
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,836
TransCanada PipeLines Ltd. 7.125% 2019	3,040	3,731
TransCanada PipeLines Ltd. 6.35% 20672	4,145	4,172
Chevron Corp. 4.95% 2019	14,500	16,229
Devon Energy Corp. 5.625% 2014	2,500	2,772
Devon Energy Corp. 6.30% 2019	8,990	10,589
Rockies Express Pipeline LLC 6.85% 20183	10,120	11,363
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	10,155	10,764
Spectra Energy Partners, LP 2.95% 2016	6,375	6,363
Spectra Energy Partners 4.60% 2021	2,185	2,162
BG Energy Capital PLC 2.50% 20153	7,200	7,211
Cenovus Energy Inc. 4.50% 2014	6,000	6,517
PTT Exploration & Production Ltd 5.692% 20213	4,500	4,578
Laredo Petroleum, Inc. 9.50% 20193	3,750	3,966
Apache Corp. 6.00% 2013	2,420	2,681
PETRONAS Capital Ltd. 7.00% 20123	2,250	2,376
Energy Transfer Partners, LP 7.50% 2020	2,200	2,343
General Maritime Corp. 12.00% 2017	2,650	2,160
Overseas Shipholding Group, Inc. 8.125% 2018	1,650	1,627
Teekay Corp. 8.50% 2020	725	752
		931,054

INDUSTRIALS — 2.67%
Transportation — 1.33%
Continental Airlines, Inc. 8.75% 2011	300	307
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.603% 20151,2	1,044	998
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20161	10,975	11,078
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20171	60	60
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	794	783
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	146	145
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	14,569	15,407
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	31,904	33,839
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20191	346	349
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	12,002	12,617
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20201	8,044	7,843
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20211	274	290
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,3	834	800
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	2,073	2,060
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	10,899	11,443
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20221	3,892	3,902
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	12,661	13,507
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	10,375	11,192
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20221	996	1,011
Northwest Airlines, Inc., Term Loan B, 3.75% 20131,2,5	1,829	1,756
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20131	10,000	10,075
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20141	8,040	8,221
Northwest Airlines, Inc., Term Loan A, 2.00% 20181,2,5	57,831	52,627
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20241	4,019	4,069
Union Pacific Corp. 5.125% 2014	8,430	9,210
Union Pacific Corp. 5.75% 2017	12,250	14,093
Union Pacific Corp. 4.00% 2021	13,500	13,689
Union Pacific Corp. 4.163% 20223	7,437	7,378
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20221	6,391	7,351
Union Pacific Corp. 6.15% 2037	10,930	12,006
Burlington Northern Santa Fe LLC 7.00% 2014	5,125	5,838
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,220
Burlington Northern Santa Fe LLC 5.75% 2018	9,035	10,259
Burlington Northern Santa Fe, LLC 3.60% 2020	7,500	7,269
Burlington Northern Santa Fe LLC 6.15% 2037	2,500	2,718
Burlington Northern Santa Fe, LLC 5.05% 2041	1,000	935
AMR Corp. 9.00% 2012	1,300	1,319
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20131	34,650	35,191
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20191	235	201
Norfolk Southern Corp. 5.75% 2016	6,740	7,673
Norfolk Southern Corp. 5.75% 2018	5,000	5,669
Norfolk Southern Corp. 5.90% 2019	11,250	12,919
Norfolk Southern Corp. 7.05% 2037	1,400	1,705
CEVA Group PLC, Bridge Loan, 9.75% 20151,2,4,5	1,500	1,346
CEVA Group PLC 11.625% 20163	4,890	5,342
CEVA Group PLC 8.375% 20173	15,975	16,235
CEVA Group PLC 11.50% 20183	3,980	4,209
CSX Corp. 5.75% 2013	8,385	9,025
CSX Corp. 7.375% 2019	7,500	9,156
Kansas City Southern Railway Co. 13.00% 2013	2,190	2,560
Kansas City Southern Railway Co. 8.00% 2015	4,250	4,579
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	2,950	2,920
Navios Maritime Holdings Inc. 8.125% 20193	3,650	3,522
Navios South American Logistics Inc. 9.25% 20193	375	380
RailAmerica, Inc. 9.25% 2017	3,200	3,528
Canadian National Railway Co. 5.55% 2018	2,750	3,139
CMA CGM 8.50% 20173	2,025	1,711
		441,674

Capital goods — 1.25%
Volvo Treasury AB 5.95% 20153	$60,603	67,095
Volvo Treasury AB 5.00% 2017	€3,115	4,762
General Electric Capital Corp., Series A, 2.25% 2015	$21,500	21,156
General Electric Capital Corp., Series A, 6.00% 2019	10,000	11,091
General Electric Capital Corp. 4.375% 2020	19,000	18,817
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20141,2,5	4,110	3,468
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.186% 20141,2,5	39,740	33,540
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,5	1,194	1,207
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,7	1,568	1,239
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	170	120
Northrop Grumman Corp. 3.70% 2014	9,500	10,088
Northrop Grumman Corp. 5.05% 2019	17,180	18,543
Ply Gem Industries, Inc. 13.125% 2014	3,855	4,067
Ply Gem Industries, Inc. 8.25% 20183	19,425	18,502
US Investigations Services, Inc., Term Loan B, 2.997% 20151,2,5	617	607
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,5	5,831	5,867
US Investigations Services, Inc. 10.50% 20153	7,200	7,488
US Investigations Services, Inc. 11.75% 20163	6,155	6,494
Associated Materials, LLC 9.125% 20173	19,455	19,455
Nortek Inc. 10.00% 20183	8,000	8,040
Nortek Inc. 8.50% 20213	9,455	8,793
BAE Systems Holdings Inc. 4.95% 20143	14,290	15,364
United Technologies Corp. 4.50% 2020	14,430	15,306
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.28% 20141,2,5	302	300
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.28% 20141,2,5	290	289
DAE Aviation Holdings, Inc. 11.25% 20153	13,285	13,883
Raytheon Co. 6.75% 2018	4,030	4,849
Raytheon Co. 4.40% 2020	7,895	8,185
Odebrecht Finance Ltd 7.00% 2020	6,800	7,514
Odebrecht Finance Ltd 6.00% 20233	5,200	5,194
Honeywell International Inc. 5.00% 2019	8,725	9,609
Ashtead Capital, Inc. 9.00% 20163	7,450	7,804
Hutchison Whampoa International Ltd. 6.50% 20133	7,200	7,793
Lockheed Martin Corp. 4.121% 2013	6,000	6,335
Esterline Technologies Corp. 6.625% 2017	2,495	2,595
Esterline Technologies Corp. 7.00% 2020	3,415	3,594
Danaher Corp. 2.30% 2016	1,065	1,065
Danaher Corp. 3.90% 2021	5,000	4,991
Atlas Copco AB 5.60% 20173	4,525	5,040
Euramax International, Inc. 9.50% 20163	5,030	4,904
Sequa Corp., Term Loan B, 3.50% 20141,2,5	3,374	3,330
TransDigm Inc. 7.75% 20183	3,125	3,297
H&E Equipment Services, Inc. 8.375% 2016	2,350	2,415
Manitowoc Company, Inc. 8.50% 2020	2,000	2,145
John Deere Capital Corp., Series D, 4.50% 2013	2,000	2,128
Eaton Corp. 0.575% 20142	2,000	2,004
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	213
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,650	1,751
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	325	335
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 2021	600	600
		413,271

Commercial & professional services — 0.09%
ARAMARK Corp. 3.773% 20152	3,450	3,372
ARAMARK Corp. 8.50% 2015	9,450	9,863
Republic Services, Inc. 3.80% 2018	2,000	2,012
Republic Services, Inc. 5.00% 2020	5,000	5,294
Republic Services, Inc. 5.70% 2041	2,000	1,959
Waste Management, Inc. 4.60% 2021	5,455	5,577
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,073	1,258
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	308	362
		29,697

HEALTH CARE — 2.50%
Pharmaceuticals, biotechnology & life sciences — 1.42%
Roche Holdings Inc. 5.00% 20143	6,685	7,328
Roche Holdings Inc. 6.00% 20193	33,270	38,391
Roche Holdings Inc. 7.00% 20393	30,560	37,337
Pfizer Inc 4.45% 2012	11,040	11,357
Pfizer Inc 5.35% 2015	125	141
Pfizer Inc 6.20% 2019	28,140	32,968
Pfizer Inc 7.20% 2039	15,000	18,896
Biogen Idec Inc. 6.00% 2013	30,050	32,162
Biogen Idec Inc. 6.875% 2018	20,000	23,388
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	14,165	14,802
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	33,045	34,904
Elan Finance PLC and Elan Finance Corp. 8.75% 20163	1,750	1,844
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	21,515
GlaxoSmithKline Capital Inc. 5.65% 2018	18,000	20,561
GlaxoSmithKline Capital Inc. 6.375% 2038	7,100	8,215
Novartis Capital Corp. 1.90% 2013	15,000	15,357
Novartis Capital Corp. 4.125% 2014	11,025	11,889
Novartis Securities Investment Ltd. 5.125% 2019	12,530	13,936
Abbott Laboratories 2.70% 2015	11,500	11,966
Abbott Laboratories 5.125% 2019	10,000	11,019
Schering-Plough Corp. 5.30% 20132	6,000	6,638
Schering-Plough Corp. 5.375% 2014	€6,395	10,010
Schering-Plough Corp. 6.00% 2017	$5,300	6,244
Quintiles Transnational 9.50% 20142,3,7	1,980	2,034
Quintiles, Term Loan B, 5.00% 20181,2,5	20,550	20,457
Sanofi-aventis SA 0.556% 20142	21,000	21,123
Johnson & Johnson 0.348% 20142	13,000	13,041
AstraZeneca PLC 5.40% 2012	12,000	12,701
Grifols Inc 8.25% 20183	5,065	5,306
Endo Pharmaceuticals Holdings Inc. 7.00% 20193	1,785	1,839
Endo Pharmaceuticals Holdings Inc. 7.00% 20203	1,100	1,136
Patheon Inc. 8.625% 20173	2,565	2,610
		471,115

Health care equipment & services — 1.08%
Express Scripts Inc. 5.25% 2012	6,320	6,577
Express Scripts Inc. 6.25% 2014	24,133	27,195
Express Scripts Inc. 3.125% 2016	18,427	18,561
Cardinal Health, Inc. 5.50% 2013	9,535	10,296
Cardinal Health, Inc. 4.00% 2015	12,490	13,217
Cardinal Health, Inc. 4.625% 2020	6,020	6,122
Allegiance Corp. 7.00% 2026	9,635	10,599
UnitedHealth Group Inc. 6.00% 2017	21,892	24,828
UnitedHealth Group Inc. 3.875% 2020	2,900	2,843
UnitedHealth Group Inc. 4.70% 2021	8,920	9,317
UnitedHealth Group Inc. 5.70% 2040	1,250	1,241
Boston Scientific Corp. 5.125% 2017	23,410	24,771
Boston Scientific Corp. 6.00% 2020	5,770	6,257
VWR Funding, Inc., Series B, 10.25% 20152,7	25,784	27,073
PTS Acquisition Corp. 9.50% 20152,7	22,716	22,830
Coventry Health Care, Inc. 6.30% 2014	13,395	14,431
Coventry Health Care, Inc. 5.95% 2017	7,640	8,176
Tenet Healthcare Corp. 7.375% 2013	8,195	8,523
Tenet Healthcare Corp. 9.25% 2015	11,600	12,745
Medco Health Solutions, Inc. 2.75% 2015	13,625	13,758
Symbion Inc 8.00% 20163	11,850	11,643
Surgical Care Affiliates, Inc. 8.875% 20152,3,7	3,927	4,075
Surgical Care Affiliates, Inc. 10.00% 20173	6,845	7,102
inVentiv Health Inc. 10.00% 20183	10,950	10,403
Bausch & Lomb Inc. 9.875% 2015	9,625	10,251
Multiplan Inc. 9.875% 20183	9,500	10,141
Merge Healthcare Inc. 11.75% 20153	4,025	4,327
Merge Healthcare Inc 11.75% 2015	1,225	1,317
McKesson Corp. 3.25% 2016	1,580	1,631
McKesson Corp. 4.75% 2021	1,000	1,040
McKesson Corp. 6.00% 2041	2,545	2,728
Centene Corp. 5.75% 2017	5,260	5,175
Vanguard Health Systems Inc. 0% 2016	7,770	5,157
Rotech Healthcare Inc. 10.50% 20183	5,165	5,010
Aetna Inc. 3.95% 2020	5,000	4,919
HealthSouth Corp. 10.75% 2016	1,521	1,612
HCA Inc. 9.25% 2016	530	565
HCA Inc. 9.625% 20162,7	557	594
ConvaTec Healthcare 10.50% 20183	1,010	1,050
WellPoint, Inc. 4.35% 2020	1,000	1,012
		359,112

UTILITIES — 2.44%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	21,750	23,706
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	57,450
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,911
MidAmerican Energy Co. 4.65% 2014	5,000	5,485
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	244
MidAmerican Energy Co. 5.95% 2017	3,000	3,477
MidAmerican Energy Co. 5.30% 2018	5,000	5,541
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	42,453
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,574	12,854
Consumers Energy Co. 5.65% 2018	6,925	7,778
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	35,427	41,097
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,278	5,140
Niagara Mohawk Power 3.553% 20143	15,690	16,442
National Grid PLC 6.30% 2016	37,605	43,243
National Grid Co. PLC 5.875% 2024	£170	292
Veolia Environnement 5.25% 2013	$18,235	19,560
Veolia Environnement 6.00% 2018	11,445	12,936
Veolia Environnement 6.125% 2033	€12,275	19,135
Energy East Corp. 6.75% 2012	$7,155	7,542
Iberdrola Finance Ireland 3.80% 20143	17,515	17,902
Scottish Power PLC 5.375% 2015	23,250	25,130
Israel Electric Corp. Ltd. 7.25% 20193	24,800	27,273
Israel Electric Corp. 7.25% 2019	8,125	8,935
Israel Electric Corp. Ltd. 8.10% 20963	6,250	6,133
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,700	1,945
CenterPoint Energy Resources Corp. 4.50% 20213	36,850	37,182
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	7,246
Public Service Co. of Colorado 5.80% 2018	9,606	11,022
Public Service Co. of Colorado 5.125% 2019	4,950	5,453
Public Service Co. of Colorado 3.20% 2020	14,945	14,206
Ohio Edison Co. 6.40% 2016	6,260	7,154
Cleveland Electric Illuminating Co. 8.875% 2018	15,350	19,701
Toledo Edison Co. 7.25% 2020	8,025	9,686
E.ON International Finance BV 5.80% 20183	24,250	26,963
Enel Finance International SA 3.875% 20143	17,490	18,062
ENEL SpA 5.625% 2027	€5,760	8,392
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	$5,000	5,444
Progress Energy, Inc. 6.05% 2014	2,100	2,343
Progress Energy, Inc. 7.05% 2019	15,175	18,231
Teco Finance, Inc. 6.75% 2015	15,546	17,760
Teco Finance, Inc. 4.00% 2016	2,000	2,096
Teco Finance, Inc. 5.15% 2020	1,700	1,806
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,639
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,859
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,141
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	11,736
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20173	12,000	13,005
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	2,926
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20363	2,000	1,995
Edison Mission Energy 7.75% 2016	2,025	1,833
Midwest Generation, LLC, Series B, 8.56% 20161	11,848	12,263
AES Corp. 7.75% 2015	6,575	7,052
AES Corp. 8.00% 2020	3,350	3,584
AES Corp. 7.375% 20213	2,600	2,642
TXU, Term Loan, 4.768% 20171,2,5	14,373	11,270
Texas Competitive Electric Holdings Co. LLC, 11.50% 20203	1,345	1,328
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,691
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,606
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,597
SP PowerAssets Ltd. 5.00% 20133	8,000	8,683
Intergen Power 9.00% 20173	8,000	8,500
Ohio Power Co., Series H, 4.85% 2014	5,965	6,456
Ohio Power Co., Series G, 6.60% 2033	1,500	1,688
Ameren Corp. 8.875% 2014	7,000	8,115
PG&E Corp. 5.75% 2014	2,000	2,209
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,141
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20281	6,750	7,245
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	6,000	6,130
Colbun SA 6.00% 20203	5,400	5,688
Eskom Holdings Ltd. 5.75% 20213	4,265	4,436
EDP Finance BV. 6.00% 20183	2,750	2,548
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,454
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,3	2,144	2,297
		811,108

TELECOMMUNICATION SERVICES — 2.31%
ALLTEL Corp. 7.00% 2012	12,485	13,248
Verizon Global Funding Corp. 7.375% 2012	7,500	8,068
Verizon Communications Inc. 5.55% 2014	4,710	5,195
Verizon Communications Inc. 3.00% 2016	24,000	24,541
Verizon Communications Inc. 8.50% 2018	8,000	10,403
Verizon Communications Inc. 8.75% 2018	26,000	33,877
Verizon Communications Inc. 4.60% 2021	20,400	21,090
Verizon Communications Inc. 6.00% 2041	16,145	16,919
Telecom Italia Capital SA 5.25% 2015	32,100	33,404
Telecom Italia Capital SA 6.999% 2018	22,989	25,177
Telecom Italia Capital SA 7.175% 2019	18,916	20,917
Telecom Italia Capital SA 6.375% 2033	8,616	7,705
Telecom Italia SpA 7.75% 2033	€4,935	7,584
Telecom Italia Capital SA 7.20% 2036	$5,862	5,542
SBC Communications Inc. 5.875% 2012	12,587	13,295
AT&T Wireless Services, Inc. 8.125% 2012	12,630	13,394
AT&T Inc. 4.95% 2013	17,200	18,239
SBC Communications Inc. 5.625% 2016	22,575	25,619
AT&T Inc. 4.45% 2021	2,000	2,039
AT&T Inc. 6.55% 2039	8,500	9,354
AT&T Inc. 5.35% 2040	2,105	2,002
Sprint Capital Corp. 8.375% 2012	900	940
Nextel Communications, Inc., Series E, 6.875% 2013	13,515	13,667
Nextel Communications, Inc., Series F, 5.95% 2014	26,570	26,670
Nextel Communications, Inc., Series D, 7.375% 2015	19,100	19,195
France Télécom 4.375% 2014	13,930	15,096
France Télécom 2.125% 2015	34,035	34,011
Vodafone Group PLC, Term Loan, 6.875% 20151,4,5,7	4,763	4,929
Vodafone Group PLC, Term Loan B, 6.25% 20161,4,5,7	5,325	5,378
Vodafone Group PLC 5.625% 2017	5,580	6,260
Vodafone Group PLC 5.45% 2019	25,000	27,831
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,748
Deutsche Telekom International Finance BV 3.125% 20163	16,070	16,307
Deutsche Telekom International Finance BV 8.75% 2030	1,287	1,703
Deutsche Telekom International Finance BV 9.25% 2032	4,750	6,799
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	13,360	14,379
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	6,550	7,049
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20173	16,200	17,010
Telefónica Emisiones, SAU 3.992% 2016	14,500	14,682
Telefónica Emisiones, SAU 4.375% 2016	€5,665	8,336
Telefónica Emisiones, SAU 5.134% 2020	$4,125	4,096
Telefónica Emisiones, SAU 5.462% 2021	1,500	1,526
Cricket Communications, Inc. 10.00% 2015	12,760	13,813
Cricket Communications, Inc. 7.75% 2016	13,540	14,420
Wind Acquisition SA 11.75% 20173	20,850	23,717
Wind Acquisition SA 7.25% 20183	3,675	3,831
Koninklijke KPN NV 8.375% 2030	18,925	24,412
Digicel Group Ltd. 12.00% 20143	5,000	5,831
Digicel Group Ltd. 8.875% 20153	13,040	13,399
LightSquared, Term Loan B, 12.00% 20141,5,7	17,582	16,966
PCCW-HKT Capital Ltd. 8.00% 20112,3	15,000	15,339
American Tower Corp. 4.625% 2015	10,000	10,537
Frontier Communications Corp. 8.25% 2017	9,000	9,833
América Móvil, SAB de CV 5.00% 2020	6,700	7,023
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,127
Trilogy International Partners, LLC, 10.25% 20163	$8,600	8,772
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,558
Singapore Telecommunications Ltd. 6.375% 20113	2,050	2,099
Level 3 Escrow Inc. 8.125% 20193	3,300	3,325
Crown Castle International Corp. 9.00% 2015	2,550	2,780
Crown Castle International Corp. 7.75% 20173	300	326
Intelsat Jackson Holding Co. 8.50% 2019	1,175	1,248
Hawaiian Telcom, Inc., Term Loan, 9.00% 20151,2,5,7	1,076	1,107
SBA Telecommunications, Inc. 8.00% 2016	725	775
Syniverse Holdings, Inc. 9.125% 20193	500	523
Sorenson Communications 10.50% 20153	575	390
		767,375

CONSUMER STAPLES — 1.52%
Food, beverage & tobacco — 0.77%
Anheuser-Busch InBev NV 2.50% 2013	4,000	4,101
Anheuser-Busch InBev NV 3.625% 2015	29,250	30,973
Anheuser-Busch InBev NV 4.125% 2015	37,375	40,229
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,581
Anheuser-Busch InBev NV 6.875% 2019	$6,740	8,210
Anheuser-Busch InBev NV 7.75% 2019	7,250	9,134
Anheuser-Busch InBev NV 5.00% 2020	2,000	2,152
Anheuser-Busch InBev NV 5.375% 2020	5,000	5,518
PepsiCo, Inc. 3.10% 2015	19,500	20,486
PepsiCo, Inc. 2.50% 2016	17,500	17,705
PepsiCo, Inc. 4.875% 2040	2,000	1,919
Coca-Cola Co. 1.50% 2015	23,380	22,978
Coca-Cola Co. 3.15% 2020	12,565	12,087
Altria Group, Inc. 9.25% 2019	13,000	16,977
Altria Group, Inc. 9.95% 2038	4,100	5,778
Altria Group, Inc. 10.20% 2039	4,000	5,754
British American Tobacco International Finance PLC 9.50% 20183	13,000	17,416
General Mills, Inc. 0.611% 20142	12,000	12,060
Kraft Foods Inc. 2.625% 2013	3,830	3,942
BFF International Ltd. 7.25% 20203	3,000	3,232
CEDC Finance Corp. 9.125% 20163	3,500	3,211
Smithfield Foods, Inc., Series B, 7.75% 2013	81	88
Smithfield Foods, Inc. 10.00% 2014	1,321	1,539
Smithfield Foods, Inc. 7.75% 2017	725	756
Constellation Brands, Inc. 8.375% 2014	550	628
Constellation Brands, Inc. 7.25% 2017	750	819
Tyson Foods, Inc. 10.50% 2014	700	835
Tyson Foods, Inc. 6.85% 20162	500	555
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,278
Cott Beverages Inc. 8.375% 2017	1,000	1,053
		255,994

Food & staples retailing — 0.75%
Kroger Co. 5.00% 2013	18,000	19,193
Kroger Co. 7.50% 2014	11,343	12,973
Kroger Co. 3.90% 2015	10,000	10,587
Kroger Co. 6.40% 2017	29,450	34,543
Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,044
Wal-Mart Stores, Inc. 2.80% 2016	11,500	11,784
Wal-Mart Stores, Inc. 5.80% 2018	12,800	14,773
Wal-Mart Stores, Inc. 3.25% 2020	3,570	3,403
Delhaize Group 5.875% 2014	6,850	7,519
Delhaize Group 6.50% 2017	19,205	22,169
Delhaize Group 5.70% 2040	2,465	2,301
Rite Aid Corp. 9.75% 2016	21,650	24,004
Rite Aid Corp. 10.375% 2016	2,675	2,856
Rite Aid Corp. 10.25% 2019	2,390	2,641
Safeway Inc. 6.25% 2014	100	111
Safeway Inc. 5.00% 2019	19,000	19,918
Safeway Inc. 3.95% 2020	5,360	5,222
Tesco PLC 5.50% 20173	13,559	15,355
SUPERVALU INC. 7.50% 2012	365	378
Albertson’s, Inc. 7.25% 2013	2,025	2,081
SUPERVALU INC. 7.50% 2014	1,830	1,839
SUPERVALU INC. 8.00% 2016	4,200	4,305
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	7,625	8,130
Stater Bros. Holdings Inc. 7.75% 2015	5,150	5,356
Stater Bros. Holdings Inc. 7.375% 20183	1,100	1,147
Ingles Markets, Inc. 8.875% 2017	2,550	2,741
		247,373

Household & personal products — 0.00%
Spectrum Brands Inc. 9.50% 20183	1,400	1,540
Procter & Gamble Co. 3.50% 2015	150	160
		1,700

INFORMATION TECHNOLOGY — 1.00%
Software & services — 0.34%
First Data Corp., Term Loan B2, 2.936% 20141,2,5	4,239	3,934
First Data Corp. 9.875% 2015	4,022	4,102
First Data Corp. 9.875% 2015	224	231
First Data Corp. 10.55% 20157	1,675	1,699
First Data Corp. 11.25% 2016	31,350	31,036
First Data Corp. 7.375% 20193	900	911
First Data Corp. 8.25% 20213	10,552	10,394
First Data Corp. 12.625% 20213	6,795	7,305
First Data Corp. 8.75% 20222,3,7	17,162	16,862
International Business Machines Corp. 2.00% 2016	33,500	33,340
International Business Machines Corp. 5.60% 2039	2,750	2,915
SunGard Data Systems Inc. 7.375% 2018	765	769
SunGard Data Systems Inc. 7.625% 2020	636	645
		114,143

Technology hardware & equipment — 0.33%
Hewlett-Packard Co. 0.654% 20142	7,000	7,038
Hewlett-Packard Co. 2.65% 2016	38,950	39,158
Cisco Systems, Inc. 0.499% 20142	14,000	14,051
Cisco Systems, Inc. 2.90% 2014	10,125	10,659
Cisco Systems, Inc. 4.95% 2019	2,500	2,719
Cisco Systems, Inc. 4.45% 2020	16,500	17,198
Sanmina-SCI Corp. 2.997% 20142,3	7,871	7,851
Sanmina-SCI Corp. 8.125% 2016	2,564	2,676
Jabil Circuit, Inc. 8.25% 2018	5,850	6,713
EH Holding Corp. 7.625% 20213	1,350	1,384
		109,447

Semiconductors & semiconductor equipment — 0.33%
Freescale Semiconductor, Inc. 8.875% 2014	2,300	2,409
Freescale Semiconductor, Inc. 9.125% 20142,7	19,834	20,851
Freescale Semiconductor, Inc. 10.125% 2016	18,000	19,463
Freescale Semiconductor, Inc. 9.25% 20183	7,500	8,119
Freescale Semiconductor, Inc. 10.125% 20183	3,925	4,376
NXP BV and NXP Funding LLC 3.028% 20132	2,821	2,817
NXP BV and NXP Funding LLC 10.00% 20138	6,882	7,820
NXP BV and NXP Funding LLC 8.625% 2015	€3,875	5,886
NXP BV and NXP Funding LLC 9.50% 2015	$11,120	11,815
National Semiconductor Corp. 6.15% 2012	3,850	4,014
National Semiconductor Corp. 6.60% 2017	7,000	8,249
KLA-Tencor Corp. 6.90% 2018	8,300	9,389
Advanced Micro Devices, Inc. 8.125% 2017	3,075	3,229
		108,437

MATERIALS — 0.95%
ArcelorMittal 5.375% 2013	7,500	7,989
ArcelorMittal 3.75% 2015	16,500	16,887
ArcelorMittal 3.75% 2016	7,955	8,052
ArcelorMittal 9.85% 2019	4,750	6,030
ArcelorMittal 5.50% 2021	10,175	10,210
ArcelorMittal 7.00% 2039	4,750	4,818
ArcelorMittal 6.75% 2041	6,000	5,966
International Paper Co. 7.40% 2014	26,750	30,459
International Paper Co. 7.95% 2018	6,970	8,311
International Paper Co. 7.50% 2021	2,000	2,342
Rio Tinto Finance (USA) Ltd. 8.95% 2014	5,750	6,909
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,015
Rio Tinto Finance (USA) Ltd. 9.00% 2019	15,170	20,131
Dow Chemical Co. 7.60% 2014	21,250	24,658
Dow Chemical Co. 5.70% 2018	1,700	1,886
POSCO 4.25% 20203	24,820	23,423
Georgia Gulf Corp. 9.00% 20173	15,425	16,505
Cliffs Natural Resources Inc. 4.875% 2021	12,000	12,056
Cliffs Natural Resources Inc. 6.25% 2040	3,000	2,970
CEMEX Finance LLC 9.50% 2016	5,925	6,155
CEMEX Finance LLC 9.50% 20163	5,200	5,401
CEMEX SA 9.25% 20203	1,126	1,120
Reynolds Group 8.50% 20163	6,530	6,840
Reynolds Group 7.125% 20193	2,465	2,459
Reynolds Group 9.00% 20193	1,100	1,092
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,793
Teck Resources Ltd. 3.15% 2017	4,345	4,353
Teck Resources Ltd. 6.25% 2041	3,000	3,039
E.I. du Pont de Nemours and Co. 0.667% 20142	3,500	3,525
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,263
Anglo American Capital PLC 2.15% 20133	5,130	5,200
Ball Corp. 7.125% 2016	1,270	1,391
Ball Corp. 6.75% 2020	690	736
Ball Corp. 5.75% 2021	1,850	1,859
Sappi Papier Holding GmbH 6.625% 2018	€1,150	1,664
Sappi Papier Holding GmbH 6.625% 20213	$2,005	1,960
MacDermid 9.50% 20173	3,370	3,522
Packaging Dynamics Corp. 8.75% 20163	3,415	3,483
Airgas, Inc. 7.125% 2018	3,000	3,278
Yara International ASA 7.875% 20193	2,675	3,275
Ardagh Packaging Finance 7.375% 2017	€1,100	1,609
Ardagh Packaging Finance 7.375% 20173	$200	207
Ardagh Packaging Finance 11.125% 20183,7	1,100	1,114
Ardagh Packaging Finance 9.125% 20203	300	317
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,245
Newpage Corp. 11.375% 2014	3,175	2,977
Praxair, Inc. 4.375% 2014	1,850	2,000
Praxair, Inc. 4.625% 2015	500	552
Arbermarle Corp. 5.10% 2015	2,156	2,340
ICI Wilmington, Inc. 5.625% 2013	2,000	2,170
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,315
Graphic Packaging International, Inc. 7.875% 2018	700	746
OMNOVA Solutions Inc. 7.875% 20183	1,500	1,449
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,296
Fibria Overseas Finance Ltd. 6.75% 20213	1,000	1,053
Consolidated Minerals Ltd. 8.875% 20163	1,055	1,042
LBI Escrow Corp 8.00% 20173	729	813
Owens-Brockway Glass Container Inc. 7.375% 2016	685	748
Rockwood Specialties Group, Inc. 7.625% 2014	€500	740
Solutia Inc. 8.75% 2017	$610	665
Nalco Co. 8.25% 2017	300	329
		313,752

Total corporate bonds & notes		$9,809,313

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 23.18%
U.S. Treasury 1.125% 2011	$100,000	100,467
U.S. Treasury 4.625% 2011	64,500	64,994
U.S. Treasury 4.625% 2011	25,000	25,561
U.S. Treasury 5.00% 2011	11,300	11,370
U.S. Treasury 0.375% 2012	17,600	17,618
U.S. Treasury 0.625% 2012	28,250	28,367
U.S. Treasury 1.00% 2012	155,250	156,290
U.S. Treasury 1.00% 2012	21,830	21,965
U.S. Treasury 1.125% 2012	1,000	1,011
U.S. Treasury 1.875% 2012	400	406
U.S. Treasury 4.50% 2012	15,000	15,485
U.S. Treasury 4.875% 2012	161,775	166,552
U.S. Treasury 0.625% 2013	42,000	42,166
U.S. Treasury 0.625% 2013	29,100	29,205
U.S. Treasury 0.625% 2013	9,600	9,639
U.S. Treasury 0.75% 2013	81,900	82,385
U.S. Treasury 0.75% 2013	3,400	3,417
U.S. Treasury 1.00% 2013	20,300	20,518
U.S. Treasury 1.125% 20139	135,410	137,172
U.S. Treasury 1.375% 2013	128,900	130,962
U.S. Treasury 1.375% 2013	80,900	82,317
U.S. Treasury 1.375% 2013	6,700	6,811
U.S. Treasury 2.00% 2013	32,010	33,080
U.S. Treasury 1.875% 201310	30,607	32,577
U.S. Treasury 2.75% 2013	50,000	51,957
U.S. Treasury 3.125% 2013	50,000	52,824
U.S. Treasury 3.375% 2013	71,550	75,717
U.S. Treasury 3.875% 2013	25,000	26,411
U.S. Treasury 4.25% 2013	134,112	144,777
U.S. Treasury 1.25% 2014	185,108	187,842
U.S. Treasury 1.875% 2014	157,360	162,277
U.S. Treasury 2.00% 201410	32,340	34,904
U.S. Treasury 1.25% 2015	15,600	15,470
U.S. Treasury 1.25% 2015	15,000	14,904
U.S. Treasury 1.75% 2015	35,300	35,903
U.S. Treasury 1.625% 201510	61,883	67,219
U.S. Treasury 1.875% 2015	40,055	40,998
U.S. Treasury 1.875% 201510	46,241	51,008
U.S. Treasury 2.125% 2015	83,500	85,724
U.S. Treasury 4.25% 2015	51,900	57,947
U.S. Treasury 4.50% 2015	24,300	27,437
U.S. Treasury 9.875% 2015	1,000	1,358
U.S. Treasury 1.75% 2016	87,560	87,700
U.S. Treasury 2.00% 2016	271,740	277,058
U.S. Treasury 2.00% 2016	4,873	4,947
U.S. Treasury 2.125% 2016	87,000	89,073
U.S. Treasury 2.375% 2016	150,000	155,210
U.S. Treasury 2.625% 2016	56,780	59,433
U.S. Treasury 3.00% 2016	69,500	73,502
U.S. Treasury 3.00% 2016	3,560	3,770
U.S. Treasury 4.50% 2016	76,600	86,648
U.S. Treasury 5.125% 2016	66,500	77,293
U.S. Treasury 7.50% 2016	115,500	149,059
U.S. Treasury 9.25% 2016	36,700	49,356
U.S. Treasury 1.875% 2017	21,500	21,025
U.S. Treasury 2.50% 2017	62,000	63,192
U.S. Treasury 4.625% 2017	128,000	146,054
U.S. Treasury 8.75% 2017	25,000	34,329
U.S. Treasury 2.375% 2018	8,200	8,156
U.S. Treasury 2.625% 2018	600	608
U.S. Treasury 3.50% 2018	51,645	55,418
U.S. Treasury 3.75% 2018	102,600	111,165
U.S. Treasury 2.125% 201910	7,855	8,936
U.S. Treasury 8.125% 2019	25,000	35,001
U.S. Treasury 2.625% 2020	45,000	43,340
U.S. Treasury 3.50% 2020	98,700	103,053
U.S. Treasury 3.625% 2020	60,600	64,115
U.S. Treasury 8.75% 2020	23,025	33,757
U.S. Treasury 1.125% 202110	20,558	21,378
U.S. Treasury 3.125% 2021	47,395	47,266
U.S. Treasury 3.625% 2021	42,705	44,534
U.S. Treasury 8.00% 2021	75,840	108,066
U.S. Treasury 8.125% 2021	9,000	12,863
U.S. Treasury 6.25% 2023	14,900	18,935
U.S. Treasury 7.125% 2023	103,050	139,729
U.S. Treasury 7.50% 2024	18,550	26,166
U.S. Treasury 6.875% 2025	122,850	165,356
U.S. Treasury 7.625% 2025	1,300	1,854
U.S. Treasury 6.00% 2026	39,300	48,951
U.S. Treasury 6.75% 2026	34,322	45,835
U.S. Treasury 6.125% 2027	40,000	50,595
U.S. Treasury 5.25% 2028	76,000	87,706
U.S. Treasury 6.25% 2030	5,545	7,155
U.S. Treasury 4.50% 2036	220,457	228,056
U.S. Treasury 4.75% 2037	52,200	55,933
U.S. Treasury 4.375% 2038	65	65
U.S. Treasury 4.50% 2038	16,800	17,258
U.S. Treasury 3.50% 2039	45,000	38,668
U.S. Treasury 4.25% 2039	162,305	159,273
U.S. Treasury 4.375% 2039	153,700	153,786
U.S. Treasury 4.50% 2039	61,460	62,842
U.S. Treasury 3.875% 2040	172,750	158,179
U.S. Treasury 4.25% 2040	12,300	12,023
U.S. Treasury 4.375% 2040	82,300	82,260
U.S. Treasury 4.625% 2040	483,790	504,395
U.S. Treasury 4.75% 2041	68,400	72,701
Fannie Mae 0.625% 2012	83,000	83,291
Fannie Mae, Series 2, 1.25% 2012	62,100	62,714
Fannie Mae 1.75% 2013	75,000	76,692
Fannie Mae 2.50% 2014	7,250	7,572
Fannie Mae 3.00% 2014	9,500	10,059
Fannie Mae 5.375% 2016	10,420	12,096
Freddie Mac 5.25% 2011	20,000	20,052
Freddie Mac 1.125% 2012	23,950	24,165
Freddie Mac 1.75% 2012	50,000	50,705
Freddie Mac 2.125% 2012	20,000	20,398
Freddie Mac 2.50% 2014	37,000	38,612
Freddie Mac 5.00% 2014	25,000	27,963
Freddie Mac 1.75% 2015	21,150	21,245
Freddie Mac 5.50% 2016	14,580	16,993
Federal Home Loan Bank 1.75% 2012	69,000	70,128
Federal Home Loan Bank, Series 363, 4.50% 2012	36,500	38,563
Federal Home Loan Bank 3.625% 2013	75,000	79,996
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.247% 20122	11,020	11,030
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.261% 20122	50,000	50,053
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,382
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,196
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	25,050	25,708
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	52,500	53,822
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	29,655
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.875% 2012	13,500	13,797
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,700	34,195
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,234
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,593
CoBank ACB 7.875% 20183	23,615	26,933
CoBank ACB 0.847% 20222,3	31,865	28,569
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	32,500	33,317
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,658
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,309
Tennessee Valley Authority, Series A, 3.875% 2021	4,125	4,221
Tennessee Valley Authority 5.25% 2039	13,750	14,553
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	17,847
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,243
Federal Agricultural Mortgage Corp. 5.125% 20173	5,000	5,501
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,478
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,835
		7,691,411

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.20%
South Korean Government, Series 1303, 5.25% 2013	KRW20,178,750	19,369
South Korean Government 4.25% 2014	29,650,000	28,021
South Korean Government 4.75% 2014	33,310,000	31,894
South Korean Government 5.00% 2014	11,870,000	11,472
South Korean Government 5.75% 2014	$21,100	23,335
South Korean Government 5.25% 2015	KRW28,330,000	27,799
South Korean Government 5.50% 2017	10,100,000	10,167
United Mexican States Government, Series MI10, 9.50% 2014	MXN100,300	9,553
United Mexican States Government, Series M10, 7.75% 2017	117,500	10,745
United Mexican States Government 3.50% 201710	177,678	16,127
United Mexican States Government Global 5.95% 2019	$5,170	5,958
United Mexican States Government, Series M20, 10.00% 2024	MXN549,800	57,987
United Mexican States Government Global, Series A, 6.75% 2034	$2,495	2,913
United Mexican States Government, Series M30, 10.00% 2036	MXN188,500	19,518
United Mexican States Government 4.00% 204010	134,853	11,600
Turkey (Republic of) 10.00% 201210	TRY15,063	10,029
Turkey (Republic of) 16.00% 2012	9,555	6,178
Turkey (Republic of) 10.00% 2013	13,350	8,374
Turkey (Republic of) 16.00% 2013	21,045	14,756
Turkey (Republic of) 10.00% 2015	13,000	8,186
Turkey (Republic of) 7.50% 2017	$5,725	6,756
Turkey (Republic of) 6.75% 2018	17,250	19,708
Turkey (Republic of) 4.00% 202010	TRY14,633	10,064
Turkey (Republic of) 5.625% 2021	$8,000	8,400
Turkey (Republic of) 8.00% 2034	1,250	1,556
Turkey (Republic of) 6.75% 2040	9,300	10,067
Brazil (Federal Republic of) Global 0% 2011	BRL 9,450	6,056
Brazil (Federal Republic of) 6.00% 201510	8,173	5,147
Brazil (Federal Republic of) Global 12.50% 2016	30,400	23,034
Brazil (Federal Republic of) 10.00% 2017	28,515	16,544
Brazil (Federal Republic of) 6.00% 201710	69,338	43,759
Brazil (Federal Republic of) Global 8.00% 20181	$1,295	1,560
Brazil (Federal Republic of) Global 4.875% 2021	5,250	5,641
Brazil (Federal Republic of) Global 12.25% 2030	425	776
Brazil (Federal Republic of) Global 7.125% 2037	750	930
Polish Government, Series 0414, 5.75% 2014	PLN41,696	15,554
Polish Government 3.875% 2015	$7,805	8,080
Polish Government, Series 1017, 5.25% 2017	PLN115,825	41,885
Polish Government 6.375% 2019	$32,835	37,596
Hungarian Government, Series 14/C, 5.50% 2014	HUF4,427,730	23,606
Hungarian Government, Series 17/B, 6.75% 2017	738,000	3,930
Hungarian Government 6.00% 2019	€8,105	11,680
Hungarian Government, Series 19/A, 6.50% 2019	HUF1,200,000	6,194
Hungarian Government 6.25% 2020	$38,735	41,098
Hungarian Government 6.375% 2021	4,060	4,304
Hungarian Government 7.625% 2041	2,430	2,634
Malaysian Government, Series 0109, 2.509% 2012	MYR22,045	7,268
Malaysian Government, Series 509, 3.21% 2013	61,000	20,238
Malaysian Government, Series 3/03, 3.702% 2013	38,870	13,009
Malaysian Government, Series 204, 5.094% 2014	80,850	28,109
Malaysian Government, Series 0409, 3.741% 2015	63,870	21,444
Russian Federation 7.85% 2018	RUB450,000	16,919
Russian Federation 7.85% 2018	280,000	10,527
Russian Federation 5.00% 2020	$21,000	21,761
Russian Federation 7.50% 20301	31,841	37,652
Russian Federation 7.50% 20301,3	125	148
Canadian Government 2.00% 2014	$ C83,205	86,470
Australia Government Agency-Guaranteed, National Australia Bank 0.793% 20142,3	$25,000	25,038
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	50,550	52,926
Croatian Government 6.75% 20193	22,450	24,285
Croatian Government 6.75% 2019	17,350	18,768
Croatian Government 6.625% 2020	9,785	10,384
Croatian Government 6.625% 20203	8,580	9,106
Croatian Government 6.375% 20213	10,995	11,456
Indonesia (Republic of), Series 23, 11.00% 2012	IDR 4,090,000	511
Indonesia (Republic of), Series 33, 12.50% 2013	8,710,000	1,122
Indonesia (Republic of), Series 20, 14.275% 2013	2,110,000	290
Indonesia (Republic of), Series 51, 11.25% 2014	1,260,000	165
Indonesia (Republic of) 9.50% 2015	28,000,000	3,583
Indonesia (Republic of), Series 30, 10.75% 2016	176,767,000	23,954
Indonesia (Republic of) 11.50% 2019	107,388,000	15,623
Indonesia (Republic of) 5.875% 2020	$6,800	7,582
Indonesia (Republic of) 5.875% 20203	6,200	6,913
Indonesia (Republic of) 7.75% 2038	10,500	13,217
Colombia (Republic of) Global 12.00% 2015	COP47,913,000	34,495
Colombia (Republic of) Global 7.75% 2021	9,435,000	6,083
Colombia (Republic of) Global 9.85% 2027	12,551,000	9,118
Colombia (Republic of) Global 7.375% 2037	$13,600	17,204
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	7,250	7,449
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	23,005	24,197
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	20,000	21,447
Argentina (Republic of) 0.117% 20121,2	24,755	6,060
Argentina (Republic of) 7.00% 2015	9,345	9,055
Argentina (Republic of) 8.28% 20331,7	40,506	35,949
Argentina (Republic of) GDP-Linked 2035	ARS 9,238	377
Argentina (Republic of) 1.18% 20381,10	10,537	778
Japanese Government, Series 296, 1.50% 2018	¥2,468,700	32,330
Japanese Government 2.40% 2038	1,342,250	17,934
France Government Agency-Guaranteed, Société Finance 2.875% 20143	$33,200	34,757
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,600
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	9,000	9,114
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	35,000	36,233
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	8,250	8,399
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	33,320	35,569
South Africa (Republic of), Series R-206, 7.50% 2014	ZAR93,420	14,022
South Africa (Republic of), Series R-203, 8.25% 2017	67,720	10,080
South Africa (Republic of) 6.875% 2019	$3,515	4,209
South Africa (Republic of) 5.50% 2020	12,000	13,170
South Africa (Republic of) 6.25% 2041	1,855	1,999
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	42,220	42,925
German Government, Series 157, 2.25% 2015	€27,750	40,565
New South Wales Treasury Corp., Series 19, 6.00% 2019	$ A33,350	36,985
Uruguay (Republic of) 5.00% 201810	UYU535,969	33,842
Uruguay (Republic of) 7.625% 20361	$1,250	1,581
Venezuela (Republic of) 8.50% 2014	245	225
Venezuela (Republic of) 7.65% 2025	985	643
Venezuela (Republic of) 9.25% 2027	31,745	24,079
Venezuela (Republic of) 9.25% 2028	11,160	8,007
Peru (Republic of) 8.75% 2033	8,226	11,257
Peru (Republic of) 6.55% 20371	14,200	15,911
Europe Government Agency-Guaranteed, Dexia Credit Local 0.535% 20122,3	25,000	24,981
Philippines (Republic of) 6.375% 2034	15,500	17,011
Philippines (Republic of) 6.25% 2036	PHP326,000	7,328
Iraq (Republic of) 5.80% 20281	$25,300	23,023
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	21,750	22,169
Kingdom of Denmark 4.00% 2015	DKr95,000	19,693
Israeli Government, Series 2683, 6.50% 2016	ILS59,300	18,823
Province of Ontario, Series 1, 1.875% 2012	$17,375	17,695
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	15,000	15,257
Lithuania (Republic of) 6.75% 2015	3,890	4,308
Lithuania (Republic of) 6.125% 20213	7,250	7,721
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	11,200	10,144
Bermudan Government 5.603% 20203	5,110	5,634
Bermudan Government 5.603% 2020	3,940	4,344
Dominican Republic 9.50% 20111,3	234	240
Dominican Republic 9.04% 20181,3	4,481	5,064
Dominican Republic 7.50% 20211,3	3,500	3,658
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	7,000	8,750
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	8,000	8,110
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,414
Gabonese Republic 8.20% 2017	5,300	6,241
Panama (Republic of) Global 7.25% 2015	2,275	2,691
Panama (Republic of) Global 7.125% 2026	300	371
Panama (Republic of) Global 8.875% 2027	250	356
Panama (Republic of) Global 9.375% 2029	340	507
Panama (Republic of) Global 6.70% 20361	1,504	1,782
El Salvador (Republic of) 7.375% 2019	4,800	5,304
Banque Centrale de Tunisie 7.375% 2012	4,500	4,691
Chilean Government 3.875% 2020	3,000	3,023
Kommunalbanken 1.00% 20143	2,924	2,907
Province of Buenos Aires 10.875% 20211,3	1,500	1,415
Guatemala (Republic of) 10.25% 20113	1,000	1,030
LCR Finance PLC 5.10% 2051	£165	299
		2,057,640

ASSET-BACKED OBLIGATIONS1 — 1.04%
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20123	$973	975
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	4,716	4,721
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20133	6,731	6,778
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20133	5,834	5,956
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20143	9,758	9,877
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20143	13,454	13,654
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20143	12,400	12,859
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 20173	20,000	20,239
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20213	30,465	28,690
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	9,000	9,408
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	19,207
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	19,193
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	5,616	5,858
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	1,231	1,232
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	760	777
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.61% 20272	110	99
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	844	890
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,389
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	675	643
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,761	1,794
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,455
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	16,752	16,115
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	8,792	8,806
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	5,813	5,852
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	2,824	2,867
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	6,642	7,118
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,313
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	11,234	11,362
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.607% 20152	10,000	9,937
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	1,675	1,696
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	859	893
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	2,820	2,983
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.637% 20332	3,675	3,495
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	1,420	1,426
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	6,497	6,528
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.316% 20262	531	392
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.316% 20292	8,894	6,946
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	6,963	7,167
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	9,783	6,856
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.217% 20142	6,481	6,467
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	5,545	5,869
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.806% 20352	6,500	5,228
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A-2, 0.84% 2014	2,000	2,001
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	3,001	3,068
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	629	651
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	3,189	3,449
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.937% 20332	808	733
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	3,843	3,625
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,811	1,889
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,450	1,402
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	2,639	2,760
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	2,500	2,513
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,484
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,399
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.337% 20372	2,801	2,187
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20393	£1,160	1,825
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.316% 20362	$1,470	1,115
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.346% 20372	1,227	946
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	824	825
		343,882

MUNICIPALS — 0.40%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	$22,295	$25,847
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	2,410	2,799
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	26,045
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	17,406
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	15,068	14,063
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	13,527
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	12,808
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	6,686
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,488
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,140
State of Illinois, City of Chicago, O’Hare International Airport, General Airport Revenue Bonds
(Build America Bonds-Direct Payment), Taxable Series 2010-B, 6.395% 2040	1,000	1,046
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	133
		132,988

Total bonds & notes (cost: $30,408,743,000)		31,534,867

Convertible securities — 0.05%

INFORMATION TECHNOLOGY — 0.05%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	11,500	12,233
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	2,963	3,018

Total convertible securities (cost: $12,011,000)		15,251

Preferred securities — 0.25%

FINANCIALS — 0.24%
BNP Paribas 7.195%2,3	24,600	23,985
QBE Capital Funding II LP 6.797%2,3	23,855	21,949
PNC Preferred Funding Trust I 6.517%2,3	10,700	9,382
AXA SA, Series B, 6.379%2,3	9,065	8,023
HVB Funding Trust III 9.00% 20313	7,180	7,036
Catlin Insurance Ltd. 7.249%2,3	6,375	6,120
XL Capital Ltd., Series E, 6.50%2	3,000	2,782
		79,277

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%2,3	6,250	4,055

Total preferred securities (cost: $71,404,000)		83,332

Common stocks — 0.02%	Shares

CONSUMER DISCRETIONARY — 0.02%
American Media, Inc.4,8,11	453,779	7,260

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc.11	31,519	804

INDUSTRIALS— 0.00%
Atrium Corp.4,8,11	985	89

Total common stocks (cost: $8,663,000)		8,153

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20154,11	47,929	622

Total warrants (cost: $11,276,000)		622

	Principal amount
Short-term securities — 11.48%	(000)

Freddie Mac 0.08%–0.20% due 7/27/2011–4/17/2012	$1,042,306	1,041,483
Fannie Mae 0.12%–0.23% due 8/22/2011–6/1/2012	782,520	782,058
Coca-Cola Co. 0.13%–0.24% due 7/1–11/3/20113	473,150	473,051
CAFCO, LLC 0.12%–0.20% due 7/5–9/28/2011	159,600	159,574
Ciesco LLC 0.18%–0.20% due 8/25–9/15/2011	81,800	81,782
Procter & Gamble International Funding S.C.A. 0.08% due 7/15/20113	219,000	218,993
Falcon Asset Securitization Co., LLC 0.09%–0.13% due 7/7–7/18/20113	107,600	107,593
Jupiter Securitization Co., LLC 0.19%–0.28% due 7/5–8/1/20113	68,500	68,496
Wal-Mart Stores, Inc. 0.07%–0.08% due 7/26–8/9/20113	163,000	162,989
Federal Home Loan Bank 0.13%–0.21% due 7/8/2011–2/23/2012	162,850	162,737
Straight-A Funding LLC 0.16%–0.23% due 7/1–9/8/20113	136,827	136,802
Federal Farm Credit Banks 0.18% due 4/18/2012	100,000	99,841
U.S. Treasury Bills 0.151%–0.291% due 7/14/2011–2/9/2012	76,925	76,900
PepsiCo Inc. 0.09% due 8/23/20113	45,000	44,994
Variable Funding Capital Company LLC 0.15% due 8/8/20113	40,200	40,193
Paccar Financial Corp. 0.16% due 8/11/2011	38,500	38,490
Johnson & Johnson 0.20% due 8/10/20113	38,000	37,996
Merck & Co. Inc. 0.10% due 9/8/20113	26,700	26,695
McDonald’s Corp. 0.08% due 7/14/20113	23,800	23,799
Medtronic Inc. 0.18% due 8/25/20113	23,600	23,596

Total short-term securities (cost: $3,807,856,000)		3,808,062

Total investment securities (cost: $34,319,953,000)		35,450,287
Other assets less liabilities		(2,271,406)

Net assets		$33,178,881

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,920,004,000, which represented 14.83% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $68,532,000, which represented .21% of the net assets of the fund.
5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $277,790,000, which represented .84% of the net assets of the fund.
6Step bond; coupon rate will increase at a later date.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$5,983	$7,820	.03%
American Media, Inc.	11/17/2010	7,602	7,260	.02
Atrium Corp.	4/30/2010	89	89	.00

Total restricted securities		$13,674	$15,169	.05%

9A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $3,324,000, which represented .01% of the net assets of the fund.
10Index-linked bond whose principal amount moves with a government price index.
11Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ARS = Argentine pesos	€ = Euros	KRW = South Korean won	TRY = Turkish liras
A$ = Australian dollars	£ = British pounds	MXN = Mexican pesos	UYU = Uruguayan pesos
BRL = Brazilian reais	HUF = Hungarian forints	MYR = Malaysian ringgits	ZAR = South African rand
C$ = Canadian dollars	IDR = Indonesian rupiah	PHP = Philippine pesos
COP = Colombian pesos	ILS = Israeli shekels	PLN = Polish zloty
DKr = Danish kroner	¥ = Japanese yen	RUB = Russian ruble

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-908-0811O-S29473

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 31, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2011